                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03504
                -------------------------------------------------

                           UBS RMA Tax-Free Fund Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  June 30

Date of reporting period:  June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS RMA

MONEY MARKET PORTFOLIO
U.S. GOVERNMENT PORTFOLIO
TAX-FREE FUND
CALIFORNIA MUNICIPAL MONEY FUND
NEW YORK MUNICIPAL MONEY FUND
NEW JERSEY MUNICIPAL MONEY FUND

ANNUAL REPORT
JUNE 30, 2005

August 15, 2005

DEAR SHAREHOLDER,

We present you with the annual report for UBS RMA Money Market Portfolio; UBS RMA U.S. Government Portfolio; UBS RMA Tax-Free Fund Inc.; UBS RMA California Municipal Money Fund; UBS RMA New York Municipal Money Fund; and UBS RMA New Jersey Municipal Money Fund, for the fiscal year ended June 30, 2005.

PERFORMANCE

With short-term interest rates rising during the fiscal year, the yields available on money market securities rose as well. As of June 30, 2005, the funds' seven day current yields were: UBS RMA Money Market Portfolio: 2.63%; UBS RMA U.S. Government Portfolio: 2.46%; UBS RMA Tax-Free Fund Inc.: 1.88%; UBS RMA California Municipal Money Fund: 1.71%; UBS RMA New York Municipal Money Fund:
1.76%; and UBS RMA New Jersey Municipal Money Fund: 1.64%. (For more on the funds' performance, refer to "Performance and Portfolio Characteristics At A Glance" beginning on page 5.)

AN INTERVIEW WITH THE PORTFOLIO MANAGERS

Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. The US economy faced a number of challenges during the reporting period, including record high energy prices, rising interest rates, a mixed job market, uncertainty surrounding the US presidential election and challenging geopolitical events. Despite these issues, the economy proved to be surprisingly resilient. Following a 3.3% gain in the second quarter of 2004, gross domestic product (GDP) was a robust 4.0% in the third quarter, and 3.8% in both the fourth quarter of 2004 and the first quarter of 2005. Advance estimates for second quarter GDP growth were 3.4%, a slight decline.

[SIDENOTE]

UBS RMA MONEY MARKET PORTFOLIO,
UBS RMA U.S. GOVERNMENT PORTFOLIO

INVESTMENT GOAL (BOTH PORTFOLIOS):
Maximum current income consistent with preservation of capital and liquidity.

PORTFOLIO MANAGERS (BOTH PORTFOLIOS):
Michael Markowitz
Robert Sabatino
UBS Global Asset Management (US) Inc.

COMMENCEMENT (BOTH PORTFOLIOS):
October 4, 1982

UBS RMA TAX-FREE FUND INC., UBS RMA CALIFORNIA MUNICIPAL MONEY FUND, UBS RMA NEW YORK MUNICIPAL MONEY FUND, UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

INVESTMENT GOAL (ALL FOUR FUNDS):
Maximum current income exempt from federal and/or a specific state's personal income taxes consistent with preservation of capital and liquidity.

PORTFOLIO MANAGER (ALL FOUR FUNDS):
Ryan Nugent, UBS Global Asset Management (US) Inc.

COMMENCEMENT:
Tax-Free--October 4, 1982
California Municipal--November 7, 1988
New York Municipal--November 10, 1988
New Jersey Municipal--February 1, 1991

DIVIDEND PAYMENT (ALL SIX FUNDS):
Monthly

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC ENVIRONMENT?

A. Given the strength of the economy, it became increasingly clear that the Fed's accommodative monetary policy would change and it would begin to raise interest rates in an attempt to ward off a potential increase in inflation. As expected, the Fed raised the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--from 1.00% to 1.25% at the end of June, 2004. This was the first rate hike in four years.

   The Fed again raised rates in 0.25% increments on eight more occasions over the fiscal year, bringing the fed funds rate to 3.25%. Coinciding with its last rate hike in June 2005, the Fed said; "Although energy prices have risen further, the expansion remains firm and labor market conditions continue to improve gradually. Pressures on inflation have stayed elevated, but longer-term inflation expectations remain well contained." The Fed also said it expected to raise rates at a "measured" pace, which it did by raising rates another 0.25% to 3.50% on August 9, after the period closed.

Q. HOW WERE THE PORTFOLIOS POSITIONED DURING THE FISCAL YEAR?

A. For the first half of the fiscal year, we employed a "barbell" strategy by purchasing securities at both ends of the maturity spectrum. Our longer-term securities, with maturities up to one year, were used to lock in higher rates, while our shorter-term securities, with maturities of one month or less, provided liquidity and gave us the ability to reinvest at higher yields as the Fed increased interest rates.

   However, as the period progressed, we let the weighted average maturity of most portfolios drift shorter, with the exception of UBS RMA California Municipal Money Fund. This was done in order to take advantage of the rising rate environment. In particular, we targeted securities maturing around the dates of the Fed meetings in order to maximize our ability to capture higher yields. We also moved from our barbell structure to a more "bulleted" yield curve position, in which we emphasized securities with three- to six-month maturities. Generally, a bullet strategy may perform better in a rising rate environment.

Q. WHAT TYPES OF SECURITIES DID YOU EMPHASIZE FOR THE PORTFOLIOS?

A. For both UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio, quality and liquidity remained paramount in our selection process. Within UBS RMA U.S. Government Portfolio, we continued to allocate a large portion of the portfolio's holdings in US Treasury securities. Within UBS RMA Money Market Portfolio, we emphasized commercial paper, which, in the environment that characterized much of the period, offered a yield advantage.

   This positioning helped maintain the portfolio's overall level of diversification and allowed us to meet our liquidity requirements. We also diversified the portfolio in other sectors, such as US government agency obligations, certificates of deposit and other short-term corporate obligations.

   Credit quality and liquidity were also key factors in the portfolio positioning for UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ W. Douglas Beck                      /s/ Elbridge T. Gerry

W. Douglas Beck, CFA                     Elbridge T. Gerry, III
PRESIDENT                                PORTFOLIO MANAGER
UBS RMA Money Fund Inc. (UBS RMA         UBS RMA Tax-Free Fund Inc.
 Money Market Portfolio and UBS RMA      UBS RMA California Municipal
 U.S. Government Portfolio)               Money Fund
UBS RMA Tax-Free Fund Inc.               UBS RMA New York Municipal
UBS Managed Municipal Trust (UBS RMA      Money Fund
 California Municipal Money Fund and     UBS RMA New Jersey Municipal
 UBS RMA New York Municipal Money         Money Fund
 Fund)                                   MANAGING DIRECTOR
UBS Municipal Money Market Series (UBS   UBS Global Asset Management (US)
 RMA New Jersey Municipal Money Fund)     Inc.
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

/s/ Michael Markowitz                    /s/ Robert Sabatino

Michael Markowitz                        Robert Sabatino
PORTFOLIO MANAGER                        PORTFOLIO MANAGER
UBS RMA Money Market Portfolio           UBS RMA Money Market Portfolio
UBS RMA U.S. Government Portfolio        UBS RMA U.S. Government Portfolio
MANAGING DIRECTOR                        DIRECTOR
UBS Global Asset Management (US) Inc.    UBS Global Asset Management (US)
                                          Inc.

/s/ Ryan Nugent

Ryan Nugent
PORTFOLIO MANAGER
UBS RMA Tax-Free Fund Inc.
UBS RMA California Municipal
 Money Fund
UBS RMA New York Municipal
 Money Fund
UBS RMA New Jersey Municipal
 Money Fund
ASSOCIATE DIRECTOR
UBS Global Asset Management (US)
 Inc

This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended June 30, 2005. The views and opinions in the letter were current as of August 15, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of a Funds' future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

UBS RMA MONEY MARKET PORTFOLIO

YIELDS AND CHARACTERISTICS                              6/30/05      12/31/04        6/30/04
--------------------------------------------------------------------------------------------
Seven-Day Current Yield*                                   2.63%         1.75%          0.61%
Seven-Day Effective Yield*                                 2.66          1.76           0.61
Weighted Average Maturity**                             42 days       46 days        42 days
Net Assets (bn)                                      $     10.4    $     11.2     $     12.4

PORTFOLIO COMPOSITION***                                6/30/05      12/31/04        6/30/04
--------------------------------------------------------------------------------------------
Commercial Paper                                           53.1%         41.6%          41.6%
Certificates of Deposit                                    20.2          25.2           21.5
Short-Term Corporate Obligations                           14.0          12.3            8.1
U.S. Government Agency Obligations                         10.1          21.3           26.5
Repurchase Agreement                                        1.0            --             --
Bank Notes                                                  1.0            --            0.4
Money Market Funds                                          0.5           0.2            1.9
Time Deposit                                                 --           0.3             --
Other Assets Less Liabilities                               0.1          (0.9)            --
--------------------------------------------------------------------------------------------
TOTAL                                                     100.0%        100.0%         100.0%
============================================================================================

UBS RMA U.S. GOVERNMENT PORTFOLIO

YIELDS AND CHARACTERISTICS                              6/30/05      12/31/04        6/30/04
--------------------------------------------------------------------------------------------
Seven-Day Current Yield*                                   2.46%         1.40%          0.51%
Seven-Day Effective Yield*                                 2.49          1.41           0.51
Weighted Average Maturity**                             38 days       45 days        48 days
Net Assets (bn)                                      $      1.1    $      1.2     $      1.3

PORTFOLIO COMPOSITION***                                6/30/05      12/31/04        6/30/04
--------------------------------------------------------------------------------------------
Repurchase Agreements                                      53.1%         66.4%          53.3%
U.S. Government Obligations                                50.0          51.5           44.7
Money Market Funds                                          0.6           1.2            2.0
Other Assets Less Liabilities                              (3.7)        (19.1)            --
--------------------------------------------------------------------------------------------
TOTAL                                                     100.0%        100.0%         100.0%
============================================================================================

UBS RMA TAX-FREE FUND INC.

YIELDS AND CHARACTERISTICS                              6/30/05      12/31/04        6/30/04
--------------------------------------------------------------------------------------------
Seven-Day Current Yield*                                   1.88%         1.28%          0.48%
Seven-Day Effective Yield*                                 1.90          1.29           0.49
Weighted Average Maturity**                             11 days       17 days        32 days
Net Assets (bn)                                      $      3.4    $      3.1     $      2.9

PORTFOLIO COMPOSITION***                                6/30/05      12/31/04        6/30/04
--------------------------------------------------------------------------------------------
Municipal Bonds and Notes                                  92.2%         94.8%          97.9%
Tax-Exempt Commercial Paper                                 8.2          10.5            4.1
Other Assets Less Liabilities                              (0.4)         (5.3)          (2.0)
--------------------------------------------------------------------------------------------
TOTAL                                                     100.0%        100.0%         100.0%
============================================================================================

* Yields will fluctuate and may reflect fee waivers and/or expense reimbursements. Performance data quoted represents past performance. Past performance does not guarantee future results. The Fund and Portfolios are actively managed and their composition will vary over time. Current performance may be different.

** The Funds and Portfolios are actively managed and their weighted average maturities will differ over time.

***  Weightings represent percentages of net assets.

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND

YIELDS AND CHARACTERISTICS                             6/30/05      12/31/04        6/30/04
--------------------------------------------------------------------------------------------
Seven-Day Current Yield*                                   1.71%         1.24%          0.38%
Seven-Day Effective Yield*                                 1.73          1.25           0.38
Weighted Average Maturity**                             20 days       18 days        20 days
Net Assets (mm)                                      $    808.8    $    816.6     $    739.1

PORTFOLIO COMPOSITION***                               6/30/05      12/31/04        6/30/04
--------------------------------------------------------------------------------------------
Municipal Bonds and Notes                                  92.3%         94.8%          98.9%
Tax-Exempt Commercial Paper                                10.1           7.4            3.2
Money Market Fund                                           0.3            --             --
Other Assets Less Liabilities                              (2.7)         (2.2)          (2.1)
--------------------------------------------------------------------------------------------
TOTAL                                                     100.0%        100.0%         100.0%
============================================================================================

UBS RMA NEW YORK MUNICIPAL MONEY FUND

YIELDS AND CHARACTERISTICS                             6/30/05      12/31/04        6/30/04
--------------------------------------------------------------------------------------------
Seven-Day Current Yield*                                   1.76%         1.15%          0.33%
Seven-Day Effective Yield*                                 1.77          1.16           0.33
Weighted Average Maturity**                              7 days       24 days        25 days
Net Assets (mm)                                      $    596.1    $    557.8     $    562.4

PORTFOLIO COMPOSITION***                               6/30/05      12/31/04        6/30/04
--------------------------------------------------------------------------------------------
Municipal Bonds and Notes                                  93.5%         90.8%          93.2%
Tax-Exempt Commercial Paper                                 6.2          13.3            8.9
Other Assets Less Liabilities                               0.3          (4.1)          (2.1)
--------------------------------------------------------------------------------------------
TOTAL                                                     100.0%        100.0%         100.0%
============================================================================================

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

YIELDS AND CHARACTERISTICS                             6/30/05      12/31/04        6/30/04
--------------------------------------------------------------------------------------------
Seven-Day Current Yield*                                   1.64%         1.11%          0.22%
Seven-Day Effective Yield*                                 1.65          1.12           0.22
Weighted Average Maturity**                             10 days       18 days        34 days
Net Assets (mm)                                      $    134.2    $    135.2     $    137.4

PORTFOLIO COMPOSITION***                               6/30/05      12/31/04        6/30/04
--------------------------------------------------------------------------------------------
Municipal Bonds and Notes                                  94.6%         94.8%          93.6%
Tax-Exempt Commercial Paper                                 5.2           4.9            6.0
Other Assets Less Liabilities                               0.2           0.3            0.4
--------------------------------------------------------------------------------------------
TOTAL                                                     100.0%        100.0%         100.0%
============================================================================================

* Yields will fluctuate and may reflect fee waivers and/or expense reimbursements. Performance data quoted represents past performance. Past performance does not guarantee future results. The Funds are actively managed and their composition will vary over time. Current performance may be different.

** The Funds are actively managed and their weighted average maturities will differ over time.

***  Weightings represent percentages of net assets.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including management fees; service fees (12b-1 or non-12b-1 fees); and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first line in the table below for each Fund provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds if those funds impose transactional costs--for example, sales charges (loads), redemption fees, or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect Resource Management Account(R) (RMA(R)) Program or Business Services Account BSA(R) Program fees as these are external to the Funds and relate to those programs.

UBS RMA MONEY MARKET PORTFOLIO

                                      BEGINNING        ENDING       EXPENSES PAID
                                    ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*
                                   JANUARY 1, 2005  JUNE 30, 2005  1/1/05 - 6/30/05
-----------------------------------------------------------------------------------
Actual                             $      1,000.00  $    1,010.70  $           2.89
Hypothetical (5% annual return
before expenses)                          1,000.00       1,021.92              2.91

* Expenses are equal to the Fund's annualized net expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS RMA U.S. GOVERNMENT PORTFOLIO

                                      BEGINNING         ENDING      EXPENSES PAID
                                    ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*
                                   JANUARY 1, 2005  JUNE 30, 2005  1/1/05 - 6/30/05
-----------------------------------------------------------------------------------
Actual                             $      1,000.00  $    1,009.90  $           2.99
Hypothetical (5% annual return
before expenses)                          1,000.00       1,021.82              3.01

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS RMA TAX-FREE FUND INC.

                                      BEGINNING         ENDING      EXPENSES PAID
                                    ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*
                                   JANUARY 1, 2005  JUNE 30, 2005  1/1/05 - 6/30/05
-----------------------------------------------------------------------------------
Actual                             $      1,000.00  $    1,008.10  $           2.94
Hypothetical (5% annual return
before expenses)                          1,000.00       1,021.87              2.96

* Expenses are equal to the Fund's annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND

                                      BEGINNING        ENDING       EXPENSES PAID
                                    ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*
                                   JANUARY 1, 2005  JUNE 30, 2005  1/1/05 - 6/30/05
-----------------------------------------------------------------------------------
Actual                             $      1,000.00  $    1,007.60  $           3.24
Hypothetical (5% annual return
before expenses)                          1,000.00       1,021.57              3.26

* Expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS RMA NEW YORK MUNICIPAL MONEY FUND

                                      BEGINNING        ENDING       EXPENSES PAID
                                    ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*
                                   JANUARY 1, 2005  JUNE 30, 2005  1/1/05 - 6/30/05
-----------------------------------------------------------------------------------
Actual                             $      1,000.00  $    1,007.70  $           3.39
Hypothetical (5% annual return
before expenses)                          1,000.00       1,021.42              3.41

* Expenses are equal to the Fund's annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

                                      BEGINNING        ENDING        EXPENSES PAID
                                    ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*
                                   JANUARY 1, 2005  JUNE 30, 2005  1/1/05 - 6/30/05
-----------------------------------------------------------------------------------
Actual                             $      1,000.00  $    1,007.00  $           4.08
Hypothetical (5% annual return
before expenses)                          1,000.00       1,020.73              4.11

* Expenses are equal to the Fund's annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS RMA MONEY MARKET PORTFOLIO

Statement of Net Assets -- June 30, 2005

PRINCIPAL
 AMOUNT                                                               MATURITY     INTEREST
  (000)                                                                 DATES        RATES         VALUE
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--10.15%

$  100,000    Federal Farm Credit Bank                               07/01/05     3.050%*      $  100,003,706
   486,000    Federal Home Loan Bank                                 07/05/05 to  3.003 to
                                                                     09/12/05     3.259*          485,909,999
   271,455    Federal Home Loan Bank                                 10/21/05 to  2.250 to
                                                                     06/08/06     5.125           272,029,380
   200,000    Federal National Mortgage Association                  09/30/05     2.300           200,000,000
-------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (cost--$1,057,943,085)                                 1,057,943,085
=============================================================================================================

BANK NOTE--0.96%

   BANKING-U.S.--0.96%

   100,000    Fifth Third Bank, Cincinnati
                (cost--$100,000,828)                                 07/01/05     3.263*          100,000,828

CERTIFICATES OF DEPOSIT--20.17%

   NON-U.S.--10.96%

    50,000    Barclays Bank PLC                                      09/16/05     3.365            50,000,000
   204,750    BNP Paribas                                            07/01/05 to  3.020 to
                                                                     09/26/05     3.305           204,750,000
   190,000    Credit Suisse First Boston                             08/09/05 to  3.265 to
                                                                     08/31/05     3.300           190,000,000
   160,000    Fortis Bank NV                                         07/20/05 to  3.220 to
                                                                     10/24/05     3.310           160,000,000
   176,500    Natexis Banque Populaires                              08/04/05 to  3.145 to
                                                                     09/15/05     3.190           176,499,651
    90,000    Nordea Bank Finland                                    09/02/05     3.270            90,000,000
    75,000    Svenska Handelsbanken                                  07/19/05     3.110            75,000,000
   196,500    UniCredito Italiano SpA                                09/26/05     3.395*          196,490,628
-------------------------------------------------------------------------------------------------------------
                                                                                                1,142,740,279
-------------------------------------------------------------------------------------------------------------

   U.S.--9.21%

    85,000    American Express Bank                                  07/27/05     3.290            85,000,000
   175,000    American Express Centurion Bank                        07/05/05     3.070           175,000,000
   255,100    First Tennessee Bank N.A.(Memphis)                     08/02/05 to  3.130 to
                                                                     08/29/05     3.380           255,100,000
   145,000    Harris Trust & Savings Bank                            07/01/05     3.050*          145,000,000
   100,000    SunTrust Bank                                          10/18/05     3.300           100,000,000

PRINCIPAL
 AMOUNT                                                               MATURITY     INTEREST
  (000)                                                                 DATES        RATES         VALUE
-------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--(CONCLUDED)

   U.S.--(CONCLUDED)

$  100,000    Washington Mutual Bank                                 07/18/05     3.200%      $   100,000,000
   100,000    Wells Fargo Bank N.A.                                  07/15/05     3.270           100,000,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  960,100,000
-------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$2,102,840,279)                                            2,102,840,279
=============================================================================================================

COMMERCIAL PAPER@--53.15%

   ASSET BACKED-BANKING--2.30%

   240,006    Atlantis One Funding                                   07/06/05 to  3.020 to
                                                                     08/09/05     3.170           239,599,630

   ASSET BACKED-MISCELLANEOUS--18.47%

   148,000    Amsterdam Funding Corp.                                07/15/05     3.170           147,817,549
   160,343    Barton Capital Corp.                                   07/11/05     3.150           160,202,700
   261,047    Falcon Asset Securitization Corp.                      07/19/05 to  3.160 to
                                                                     07/22/05     3.250           260,586,723
   125,000    Kitty Hawk Funding Corp.                               07/29/05     3.280           124,681,111
    77,374    Old Line Funding Corp.                                 07/05/05     3.060            77,347,693
   257,989    Preferred Receivables Funding Corp.                    07/12/05 to  3.120 to
                                                                     07/19/05     3.160           257,650,030
   274,500    Ranger Funding Co. LLC                                 07/06/05 to  3.060 to
                                                                     09/12/05     3.290           273,970,450
   118,160    Sheffield Receivables Corp.                            07/14/05     3.140           118,026,020
   167,136    Thunderbay Funding                                     07/06/05 to  3.060 to
                                                                     09/23/05     3.380           166,656,942
   130,000    Windmill Funding Corp.                                 07/19/05 to  3.170 to
                                                                     07/21/05     3.190           129,780,844
   209,500    Yorktown Capital LLC                                   07/20/05 to  3.220 to
                                                                     07/26/05     3.280           209,124,014
-------------------------------------------------------------------------------------------------------------
                                                                                                1,925,844,076
-------------------------------------------------------------------------------------------------------------

   ASSET BACKED-SECURITIES--10.09%

    50,000    Beta Finance, Inc.                                     07/15/05     3.200            49,937,778
    55,000    Cancara Asset Securitization LLC                       07/29/05     3.280            54,859,689
    52,500    CC (USA), Inc.                                         08/26/05     3.220            52,237,033
    35,500    Dorada Finance, Inc.                                   09/30/05     3.430            35,192,205
   110,000    Galaxy Funding, Inc.                                   07/06/05 to  3.020 to
                                                                     09/23/05     3.390           109,579,333

PRINCIPAL
 AMOUNT                                                               MATURITY     INTEREST
  (000)                                                                 DATES        RATES         VALUE
-------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)

   ASSET BACKED-SECURITIES--(CONCLUDED)

 $ 262,500    Grampian Funding LLC                                   07/28/05 to  3.110 to
                                                                     12/09/05     3.490%      $   260,303,508
    46,000    K2 (USA) LLC                                           08/30/05     3.060            45,765,400
    46,000    Links Finance LLC                                      08/11/05     3.240            45,830,260
   138,600    Scaldis Capital LLC                                    07/29/05 to  3.120 to
                                                                     09/01/05     3.250           138,041,725
   261,100    Solitaire Funding LLC                                  07/05/05 to  3.060 to
                                                                     07/21/05     3.260           260,884,711
-------------------------------------------------------------------------------------------------------------
                                                                                                1,052,631,642
-------------------------------------------------------------------------------------------------------------

   BANKING-NON-U.S.--5.22%

   187,000    Alliance & Leicester PLC                               08/17/05 to  3.175 to
                                                                     09/12/05     3.240           186,013,896
    90,000    Depfa Bank PLC                                         09/06/05     3.255            89,454,788
    88,140    DNB NOR ASA                                            07/08/05     3.050            88,087,728
   111,966    Northern Rock PLC                                      08/12/05 to  3.175 to
                                                                     09/26/05     3.395           111,249,884
    70,000    Westpac Trust Securities NZ Ltd.                       10/14/05     3.445            69,296,646
-------------------------------------------------------------------------------------------------------------
                                                                                                  544,102,942
-------------------------------------------------------------------------------------------------------------

   BANKING-U.S.--8.05%

    58,750    ANZ (Delaware), Inc.                                   08/03/05     3.150            58,580,359
   100,000    Canadian Imperial Holdings, Inc.                       07/20/05     3.095            99,836,653
    62,000    CBA (Delaware) Finance, Inc.                           07/07/05     3.020            61,968,793
   100,000    Danske Corp.                                           07/01/05     3.380           100,000,000
   100,000    Dexia Delaware LLC                                     09/06/05     3.270            99,391,417
   139,500    ING (US) Funding LLC                                   08/03/05 to  3.150 to
                                                                     08/15/05     3.250           139,023,169
    61,915    Societe Generale N.A., Inc.                            08/03/05     3.160            61,735,653
   120,000    Stadshypotek Delaware, Inc.                            07/05/05     3.050           119,959,333
   100,000    Westpac Capital Corp.                                  10/20/05     3.250            98,997,917
-------------------------------------------------------------------------------------------------------------
                                                                                                  839,493,294
-------------------------------------------------------------------------------------------------------------

   BROKERAGE--5.06%

   260,000    Bear Stearns Cos., Inc.                                07/01/05 to  3.210 to
                                                                     07/18/05     3.450           259,696,833
   135,000    Citigroup Global Markets Holdings, Inc.                08/08/05     3.140           134,552,550
    89,600    Goldman Sachs Group, Inc.                              07/18/05     3.230            89,463,335
    44,000    Morgan Stanley                                         08/08/05     3.310            43,846,269
-------------------------------------------------------------------------------------------------------------
                                                                                                  527,558,987
-------------------------------------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                               MATURITY     INTEREST
  (000)                                                                 DATES        RATES         VALUE
-------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)

   FINANCE-CAPTIVE AUTOMOTIVE--0.96%

$  100,000    Toyota Motor Credit Corp.                              08/01/05     3.110%      $    99,732,194

   FINANCE-NONCAPTIVE DIVERSIFIED--3.00%

    40,000    CIT Group, Inc.                                        07/05/05     3.060            39,986,400
   274,500    General Electric Capital Corp.                         07/18/05 to  2.930 to
                                                                     11/28/05     3.410           272,924,040
-------------------------------------------------------------------------------------------------------------
                                                                                                  312,910,440
-------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$5,541,873,205)                                                   5,541,873,205
=============================================================================================================

SHORT-TERM CORPORATE OBLIGATIONS--13.98%

   ASSET BACKED-SECURITIES--4.60%

   106,000    Dorada Finance, Inc.**                                 03/10/06     3.500           105,996,341
   173,150    K2 (USA) LLC**                                         07/15/05 to  3.196 to
                                                                     07/20/05     3.220*          173,146,161
   100,000    Links Finance LLC**                                    07/01/05     3.320*            9,991,425
   100,000    Links Finance LLC**                                    11/14/05     2.680           100,000,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  479,133,927
-------------------------------------------------------------------------------------------------------------

   BANKING-NON-U.S.--1.66%

   173,000    HBOS Treasury Services PLC**                           07/01/05     3.131*          173,000,000

   BANKING-U.S.--1.39%

   145,000    Wells Fargo & Co.                                      07/14/05     3.286*          145,000,000

   BROKERAGE--2.56%

    52,250    Citigroup Global Markets Holdings, Inc.                09/06/05     3.490*           52,336,203
   215,000    Morgan Stanley                                         07/01/05     3.300 to
                                                                                  3.508*          215,000,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  267,336,203
-------------------------------------------------------------------------------------------------------------

   FINANCE-CAPTIVE AUTOMOTIVE--1.08%

   113,000    Toyota Motor Credit Corp.                              07/01/05     3.300*          113,000,000

   FINANCE-NONCAPTIVE DIVERSIFIED--2.69%

    40,000    General Electric Capital Corp.                         07/11/05     3.284*           40,000,000
   240,000    HSBC Finance Corp.                                     07/05/05 to  3.110 to
                                                                     09/22/05     3.494*          240,033,312
-------------------------------------------------------------------------------------------------------------
                                                                                                  280,033,312
-------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations (cost--$1,457,503,442)                                   1,457,503,442
=============================================================================================================

PRINCIPAL
 AMOUNT                                                               MATURITY     INTEREST
  (000)                                                                 DATE         RATES         VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--0.98%

$  102,000    Repurchase Agreement dated 06/30/05 with Goldman
                Sachs Group, Inc., collateralized by $104,645,000
                Federal Home Loan Bank obligations, 2.020% to
                5.050% due 12/09/05 to 06/26/18;
                (value--$104,042,702); proceeds: $102,009,463
                (cost--$102,000,000)                                 07/01/05     3.340%     $    102,000,000
=============================================================================================================

NUMBER OF
 SHARES
 (000)
---------
MONEY MARKET FUNDS+--0.53%

    32,804    AIM Liquid Assets Portfolio                                         3.221            32,803,710

    22,817    BlackRock Provident Institutional TempFund                          3.044            22,816,769

-------------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$55,620,479)                                                       55,620,479
=============================================================================================================

Total Investments (cost--$10,417,781,318 which approximates cost
  for federal income tax purposes)--99.92%                                                     10,417,781,318

Other assets in excess of liabilities--0.08%                                                        8,096,665
-------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 10,427,242,772 shares of common stock
  outstanding equivalent to $1.00 per share)--100.00%                                        $ 10,425,877,983
=============================================================================================================

  * Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of June 30, 2005, and reset periodically.
 ** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 6.25% of net assets as of June 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  @  Interest rates shown are the discount rates at date of purchase.
  +  Interest rates shown reflect yield at June 30, 2005.

Note: The table below details the Portfolio's transaction activity in an affiliated issuer for the year ended June 30, 2005. There are no investments in affiliated issuers at June 30, 2005.

                                                                         INCOME
                                                                      EARNED FROM
                                  PURCHASES       SALES               AFFILIATE FOR
                                 DURING THE    DURING THE               THE YEAR
    SECURITY           VALUE AT   YEAR ENDED   YEAR ENDED   VALUE AT     ENDED
   DESCRIPTION        6/30/2004    06/30/05     06/30/05    06/30/05    06/30/05
------------------------------------------------------------------------------------
   UBS Private
    Money Market
    Fund LLC          $      --   $  150,603   $  150,603   $     --   $           2

ISSUER BREAKDOWN BY COUNTRY (UNAUDITED)

                                                  PERCENTAGE OF PORTFOLIO ASSETS
--------------------------------------------------------------------------------
United States                                                               82.1%
United Kingdom                                                               5.0
France                                                                       3.7
Italy                                                                        1.9
Switzerland                                                                  1.8
Belgium                                                                      1.5
Finland                                                                      0.9
Ireland                                                                      0.9
Norway                                                                       0.8
Sweden                                                                       0.7
Australia                                                                    0.7
--------------------------------------------------------------------------------
Total                                                                      100.0%
================================================================================

                       Weighted average maturity -- 42 days

                 See accompanying notes to financial statements

UBS RMA U.S. GOVERNMENT PORTFOLIO

Statement of Net Assets -- June 30, 2005

PRINCIPAL
 AMOUNT                                                               MATURITY     INTEREST
  (000)                                                                 DATES        RATES         VALUE
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--49.96%

$ 405,000  U.S. Treasury Bills (1)                                   07/14/05 to  2.581 to
                                                                     11/10/05     3.095%@     $   403,750,346

  152,500  U.S. Treasury Notes (1)                                   09/30/05 to  1.500 to
                                                                     03/31/06     1.875           151,597,019
-------------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations (cost--$555,347,365)                                            555,347,365
=============================================================================================================

REPURCHASE AGREEMENTS--49.47%

   150,000    Repurchase Agreement dated 06/30/05 with Bear
                Stearns & Co., collateralized by $3,395,000 U.S.
                Treasury Notes, 2.375% to 3.375% due 08/15/06 to
                09/15/09, $640,000 U.S. Treasury Inflation Index
                Bonds, 3.625% due 04/15/28 and $144,645,000 U.S.
                Treasury Inflation Index Notes, 2.000% to 10.875%
                due 04/15/10 to 01/15/14; (value--$153,000,730);
                proceeds: $150,011,458                               07/01/05     2.750           150,000,000

   200,000    Repurchase Agreement dated 06/30/05 with Goldman
                Sachs Group, Inc., collateralized by $201,839,000
                U.S. Treasury Notes, 4.625% to 4.750% due 05/15/06
                to 05/15/14; (value--$204,000,065); proceeds:
                $200,015,833                                         07/01/05     2.850           200,000,000

   200,000    Repurchase Agreement dated 06/30/05 with Morgan
                Stanley, collateralized by $163,579,000 U.S.
                Treasury Bonds, 6.000% due 02/15/26;
                (value--$204,000,302); proceeds: $200,015,833        07/01/05     2.850           200,000,000
-------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$550,000,000)                                                  550,000,000
=============================================================================================================

NUMBER OF
 SHARES
 (000)
---------
MONEY MARKET FUND+--0.61%
     6,736    AIM Treasury Portfolio
                (cost--$6,736,008)                                                2.809             6,736,008

PRINCIPAL
 AMOUNT                                                               MATURITY     INTEREST
  (000)                                                                 DATES        RATES         VALUE
-------------------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--3.65%

REPURCHASE AGREEMENT--3.65%

$   40,564    Repurchase Agreement dated 06/30/05 with Deutsche
                Bank Securities, Inc., collateralized by
                $71,823,893 U.S Treasury Strips, zero coupon due
                05/15/18; (value--$41,374,872); proceeds:
                $40,566,945 (cost--$40,563,599)                      07/01/05     2.970%      $    40,563,599

NUMBER OF
 SHARES
 (000)
----------
MONEY MARKET FUNDS+--0.00%

       43     AIM Treasury Portfolio                                              2.809                43,206
 ++     0     Federated Treasury Obligation Fund                                  2.719                    95
 ++     0     Provident Treasury Trust                                            2.690                    76
-------------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$43,377)                                                               43,377
=============================================================================================================
Total Investments of Cash Collateral from Securities Loaned
  (cost--$40,606,976)                                                                              40,606,976
=============================================================================================================
Total Investments (cost--$1,152,690,349 which approximates cost
  for federal income tax purposes) (2)--103.69%                                                 1,152,690,349
Liabilities in excess of other assets--(3.69)%                                                    (40,992,449)
-------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 1,112,262,754 shares of common stock
 outstanding equivalent to $1.00 per share)--100.00%                                          $ 1,111,697,900
=============================================================================================================

  @  Interest rates shown are the discount rates at date of purchase.
  +  Interest rates shown reflect yield at June 30, 2005.
 ++  Amount represents less than 500 shares.
(1)  Security, or portion thereof, was on loan at June 30, 2005.
(2) Includes $395,436,298 of investments in securities on loan, at market value.

                       Weighted average maturity -- 38 days

                 See accompanying notes to financial statements

UBS RMA TAX-FREE FUND INC.,

Statement of Net Assets -- June 30, 2005

PRINCIPAL
 AMOUNT                                                               MATURITY     INTEREST
  (000)                                                                 DATES        RATES        VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--92.23%

ALABAMA--2.12%

$   13,675    Birmingham Refunding, Series A                             A        2.240%      $    13,675,000
    10,900    Jefferson County Limited
                Obligation School, Series B                              A        2.310            10,900,000
    11,265    Mobile Industrial Development
                Board, Dock and Wharf
                Revenue Refunding (Holnam,
                Inc. Project), Series A                                  A        2.260            11,265,000
     8,700    Mobile Industrial Development
                Board, Dock and Wharf
                Revenue Refunding (Holnam,
                Inc. Project), Series B                                  A        2.280             8,700,000
    12,700    Port City Medical Clinic
                Board Revenue (Infirmary
                Health Systems), Series A                                A        2.260            12,700,000
    15,075    University of Alabama Revenue
               (University Hospital), Series C                           A        2.190            15,075,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   72,315,000
=============================================================================================================

ALASKA--1.14%

    30,000    Alaska Housing Finance Corp., Series A                     A        2.400            30,000,000
     8,920    Valdez Marine Terminal
                Revenue Refunding (BP
                Pipelines, Inc. Project), Series B                       A        2.300             8,920,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   38,920,000
=============================================================================================================

ARIZONA--1.83%

    35,000    Apache County Industrial
                Development Authority
                (Tucson Electric Power Co.), Series 83C                  A        2.230            35,000,000

    11,200    Apache County Industrial
                Development Authority
                (Tucson Electric Power Co.), Series B                    A        2.350            11,200,000

     8,000    Apache County Industrial
                Development Authority
                (Tucson Electric Power
                Co.--Springerville Project)                              A        2.230             8,000,000

     8,200    Pima County Industrial
                Development Authority
                (Tucson Electric Power
                Co.--Irvington), Series A                                A        2.350             8,200,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   62,400,000
=============================================================================================================

PRINCIPAL
 AMOUNT                                                               MATURITY     INTEREST
  (000)                                                                 DATES        RATES         VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

COLORADO--2.99%

$   10,425    Colorado Educational and
                Cultural Facilities Authority Revenue
                (National Jewish Federation Board
                Program), Series A-4                                     A        2.300%      $    10,425,000
    11,300    Colorado Educational and Cultural
                Facilities Authority Revenue
                (National Jewish Federation Board
                Program), Series B-1                                     A        2.300            11,300,000
     9,000    Colorado Housing and Finance
                Authority, Housing Revenue
                (Multi-Family Class III), Series A-1                     A        2.400             9,000,000
    25,000    Denver City & County Certificates of
                Participation Refunding
                (Wellington E Web-C1)                                    A        2.250            25,000,000
     8,420    East 470 Public Highway Authority Co.
                Revenue, Vehicle Registration Fee                        A        2.280             8,420,000
     7,700    Pitkin County Industrial Development
                Revenue Refunding (Aspen Skiing Co.
                Project), Series A                                       A        2.300             7,700,000
    30,000    University of Colorado Hospital
                Authority Revenue, Series A                              A        2.270            30,000,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  101,845,000
=============================================================================================================

DELAWARE--1.21%

    25,000    Delaware Economic Development
                Authority Revenue (Hospital Billing),
                Series C                                                 A        2.210            25,000,000
    16,350    University of Delaware Revenue,
                Series A                                                 A        2.260            16,350,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   41,350,000
=============================================================================================================

DISTRICT OF COLUMBIA--2.46%

    13,065    District of Columbia (Multi-Modal),
                Series A                                                 A        2.400            13,065,000
     5,000    District of Columbia (Multi-Modal),
                Series B                                                 A        2.400             5,000,000
     5,620    District of Columbia Refunding,
                Series D                                                 A        2.280             5,620,000

PRINCIPAL
 AMOUNT                                                               MATURITY     INTEREST
  (000)                                                                 DATES        RATES         VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

DISTRICT OF COLUMBIA--(CONCLUDED)

$    9,000    District of Columbia Revenue
                (Foundation for Jewish Campus Life)                      A        2.290%      $     9,000,000
    25,000    District of Columbia Revenue
                (George Washington University),
                Series B                                                 A        2.320            25,000,000
    16,855    District of Columbia Revenue
                (Pooled Loan Program), Series A                          A        2.300            16,855,000
     9,100    District of Columbia, Series D-1                           A        2.260             9,100,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   83,640,000
=============================================================================================================

FLORIDA--3.26%

     5,890    Dade County Industrial
                Development Authority
                (Dolphins Stadium Project), Series B                     A        2.220             5,890,000
     6,980    Florida Housing Finance Agency,
                Multi-Family Housing Revenue
                (Housing Lakeside), Series B                             A        2.330             6,980,000
     6,300    Florida Housing Finance Agency
                (Parrots Landing Project), Series A                      A        2.200             6,300,000
    12,275    Lakeland Educational Facilities
                Revenue (Florida Southern
                College Project)                                         A        2.280            12,275,000
     8,485    Lee County Housing Finance
                Authority, Multi-Family Housing
                Revenue Refunding (Forestwood
                Apartments Project), Series A                            A        2.380             8,485,000
    12,900    Nassau County Pollution Control
                Revenue (Rayonier Project)                               A        2.230            12,900,000
     5,700    Palm Beach County Housing
                Finance Authority Revenue
                Refunding (Cotton Bay
                Apartments Project), Series D                            A        2.280             5,700,000
     6,400    Palm Beach County Housing
                Finance Authority Revenue
                Refunding (Mahogony Bay
                Apartments Project), Series C                            A        2.280             6,400,000
    45,965    Sunshine State Governmental                                         2.220 to
                Financing Commission Revenue                             A        2.400            45,965,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  110,895,000
=============================================================================================================

PRINCIPAL
 AMOUNT                                                               MATURITY     INTEREST
  (000)                                                                 DATES        RATES         VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

GEORGIA--4.87%

$    4,675    Athens-Clarke County Unified
                Government Development
                Authority Revenue (UGA Real
                Estate Funding Project)                                  A        2.290%      $     4,675,000
     6,000    Atlanta Airport General Revenue
                Refunding, Series C-3                                    A        2.230             6,000,000
    26,770    Burke County Development
                Authority Pollution Control
              Revenue (Oglethorpe Power Corp.),                                   2.250 to
                Series A                                                 A        2.320            26,770,000
    14,300    De Kalb County Housing Authority,
                Multi-Family Housing Revenue
                Refunding (Post Walk Project)                            A        3.000            14,300,000
    15,935    De Kalb County Housing Authority,
                Multi-Family Housing Revenue
                Refunding (Wood Terrace
                Apartments Project)                                      A        2.330            15,935,000
    27,600    Fulton County Housing Authority,
                Multi-Family Housing Revenue
                Refunding (Spring Creek Crossing)                        A        2.290            27,600,000
    15,000    Fulton County Tax Anticipation
                Notes                                                 12/30/05    3.500            15,056,345
    10,400    Gwinnett County Housing Authority,
                Multi-Family Housing Revenue
                (Greens Apartments Project)                              A        2.300            10,400,000
     6,000    Gwinnett County Housing Authority,
                Multi-Family Housing Revenue
                (Post Chase Project)                                     A        2.290             6,000,000
    13,150    Gwinnett County Housing Authority,
                Multi-Family Housing Revenue
                (Post Court Project)                                     A        2.290            13,150,000
    16,000    Municipal Electric Authority of Georgia
                (General Resolution Projects),
                Series C                                                 A        2.230            16,000,000
    10,000    Municipal Electric Authority of Georgia
                (Project One Subordination), Series D                    A        2.230            10,000,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  165,886,345
=============================================================================================================

PRINCIPAL
 AMOUNT                                                               MATURITY     INTEREST
  (000)                                                                 DATES        RATES         VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

ILLINOIS--9.46%

$   20,000    Chicago Metropolitan Water
                Reclamation District, Capital
                Improvement, Series E                                    A        2.320%      $    20,000,000
     7,000    Chicago Metropolitan Water
                Reclamation District Refunding,
                Series A                                                 A        2.300             7,000,000
    26,500    Chicago Metropolitan Water
                Reclamation District Refunding,
                Series B                                                 A        2.300            26,500,000
    22,745    Chicago (Neighborhoods Alive),
                Series 21-B                                              A        2.280            22,745,000
    53,050    Chicago O'Hare International
                Airport Revenue, Series C                                A        2.230            53,050,000
    16,020    Illinois Development Finance
                Authority, Multi-Family Housing
                Revenue Refunding
                (Orleans Illinois Project)                               A        2.600            16,020,000
    11,400    Illinois Development Finance
                Authority Revenue
                (Chicago Symphony Orchestra)                             A        2.220            11,400,000
     7,800    Illinois Development Finance
                Authority Revenue
                (Evanston Northwestern), Series A                        A        2.320             7,800,000
    14,100    Illinois Development Finance
                Authority Revenue
                (Francis W. Parker School Project)                       A        2.220            14,100,000
    24,000    Illinois Development Finance
                Authority Revenue
                (St. Vincent De Paul Project),
                Series A                                                 A        2.260            24,000,000
    10,000    Illinois Educational Facilities
                Authority Revenue
                (ACI/Cultural Pooled Financing)                          A        2.320            10,000,000
     8,000    Illinois Health Facilities Authority
                Revenue (Pooled Loan), Series C                          A        2.350             8,000,000
    27,815    Illinois Health Facilities Authority
                Revenue Refunding
                (Advocate Healthcare), Series B                          A        2.320            27,815,000

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

ILLINOIS--(CONCLUDED)

$   22,900    Illinois Health Facilities Authority
                Revenue (University of Chicago
                Hospital Project), Series C                              A        2.210%      $    22,900,000
    50,900    Illinois Toll & Highway Authority                          A        2.260            50,900,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  322,230,000
=============================================================================================================

INDIANA--3.91%

     8,200    Indiana Educational Facilities
                Authority Revenue
                (University of Notre Dame)                               A        2.180             8,200,000
    13,815    Indiana Health Facility Financing
                Authority Hospital Revenue
                (Aces Rehabilitation Hospital)                           A        2.280            13,815,000
     8,000    Indiana Health Facility Financing
                Authority Revenue (Ascension
                Health Credit Group), Series A-2                         A        1.730             8,000,000
    11,000    Indiana Health Facility Financing
                Authority Revenue (Ascension
                Health Credit Group), Series A-3                         A        2.500            11,000,000
    82,600    Indiana Health Facility Financing
                Authority Revenue (Ascension
                Health Credit Group), Series B                           A        2.180            82,600,000
     9,640    Indianapolis Local Public Improvement
                Bond Bank Notes, Series F-2                              A        2.260             9,640,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  133,255,000
=============================================================================================================

IOWA--0.82%

    10,000    Iowa Finance Authority Revenue
                (Wheaton Franciscan), Series B                           A        2.260            10,000,000
    18,100    Iowa Higher Education Loan
                Authority Revenue (Aces Education
                Loan Private College)                                    A        2.380            18,100,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   28,100,000
=============================================================================================================

KENTUCKY--1.48%

    22,700    Kenton County Airport Board
                Special Facilities Revenue, Series B                     A        2.300            22,700,000

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

KENTUCKY--(CONCLUDED)

$    6,710    Lexington-Fayette Urban County
                Government Educational Facilities
                Revenue (Sayre School)                                   A        2.350%      $     6,710,000
    13,675    Louisville & Jefferson County Visitors &
                Convention Community Refunding
                (Kentucky International Convention),
                Series B                                                 A        2.350            13,675,000
     7,500    Shelby County Lease Revenue,
                Series A                                                 A        2.300             7,500,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   50,585,000
=============================================================================================================

LOUISIANA--0.93%

     2,000    Louisiana Offshore Terminal Authority
                Deepwater Port Revenue Refunding
                (Loop LLC Project), Series A                             A        2.280             2,000,000
    13,640    Louisiana Public Facilities Authority
                Revenue (College and University
                Equipment and Capital), Series A                         A        2.400            13,640,000
    16,100    South Louisiana Port Commission
                Marine Terminal Facilities Revenue
                (Occidental Petroleum)                                   A        2.350            16,100,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   31,740,000
=============================================================================================================

MARYLAND--3.49%

    13,770    Baltimore County Revenue (Oak Crest
                Village, Inc. Project), Series A                         A        2.290            13,770,000
    18,150    Baltimore Industrial Development
                Authority (Baltimore Capital
                Acquisition)                                             A        2.280            18,150,000
    28,900    Maryland Health & Higher Educational
                Facilities Authority (Pooled Loan
                Program), Series A                                       A        2.250            28,900,000
    43,575    Maryland Health & Higher Educational
                Facilities Authority (Pooled Loan
                Program), Series B                                       A        2.280            43,575,000
    14,442    Maryland Health & Higher Educational
                Facilities Authority (Pooled Loan
                Program), Series D                                       A        2.260            14,442,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  118,837,000
=============================================================================================================

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

MASSACHUSETTS--5.77%

$   11,000    Massachusetts Development
                Finance Agency Revenue
                (Draper Laboratory Issue)                                A        2.280%      $    11,000,000
    15,510    Massachusetts Health & Educational
                Facilities Authority Revenue
                (Partners Healthcare System),
                Series P-1                                               A        2.260            15,510,000
    14,650    Massachusetts Health & Educational
                Facilities Authority Revenue
                (Partners Healthcare System),
                Series P-2                                               A        2.300            14,650,000
    19,890    Massachusetts State Refunding,
                Series A                                                 A        2.290            19,890,000
    24,950    Massachusetts Water Resources
                Authority Refunding
                (General Multi-Modal), Series B                          A        2.260            24,950,000
    43,900    Massachusetts Water Resources
                Authority Refunding
                (General Multi-Modal), Series C                          A        2.260            43,900,000
    25,000    Massachusetts Water Resources
                Authority Refunding
                (General Multi-Modal), Series D                          A        2.260            25,000,000
     4,000    North Andover Bond Anticipation
                Notes                                                 07/06/05    3.000             4,000,700
    37,800    Route 3 North Transport Improvement
                Associates Lease Revenue
                (Demand Obligation Bond), Series B                       A        2.280            37,800,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  196,700,700
=============================================================================================================

MICHIGAN--2.12%

    16,800    Michigan Housing Development
                Authority, Series 2000-A                                 A        2.400            16,800,000
     8,200    Michigan State Grant Anticipation
                Notes, Series B                                          A        2.270             8,200,000
    10,000    Michigan State Notes, Series A                          09/30/05    3.500            10,022,321
     5,400    Northville Township Economic
                Development Corp. Ltd.,
                Obligation Revenue
                (Thrifty Northville, Inc. Project)                       A        2.300             5,400,000

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

MICHIGAN--(CONCLUDED)

$    8,200    University of Michigan Revenue
                Refunding (University Hospital),
                Series A                                                 A        2.230%      $     8,200,000
    14,000    University of Michigan Revenue
                Refunding (University Hospital),
                Series A                                                 A        2.250            14,000,000
     9,650    University of Michigan Revenue
                Refunding (University Hospital),
                Series A-2                                               A        2.250             9,650,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   72,272,321
=============================================================================================================

MISSISSIPPI--0.45%

    15,500    Harrison County Pollution Control
                Revenue (DuPont)                                         A        2.250            15,500,000
=============================================================================================================

MISSOURI--2.66%

    13,200    Missouri Health & Educational
                Facilities Authority Revenue
                (Assemblies of God College)                              A        2.300            13,200,000
    13,010    Missouri Health & Educational
                Facilities Authority Revenue
                (Barnes Hospital Project)                                A        2.320            13,010,000
    22,565    Missouri Health & Educational
                Facilities Authority Revenue
                (Lutheran Church)                                        A        2.330            22,565,000
    11,625    Missouri Health & Educational
                Facilities Authority Revenue
                (Washington University), Series A                        A        2.300            11,625,000
     5,570    St. Charles County Industrial
                Development Authority Revenue
                Refunding (Casalon Apartments
                Project)                                                 A        2.280             5,570,000
    20,510    University of Missouri Revenue
                (University Systems Facilities),
                Series A                                                 A        2.290            20,510,000
     4,200    University of Missouri Revenue
                (University Systems Facilities),
                Series B                                                 A        2.290             4,200,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   90,680,000
=============================================================================================================

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

MONTANA--0.32%

$   11,000    Forsyth Pollution Control Revenue
                Refunding (Pacificorp Project)                           A        2.530%      $    11,000,000
=============================================================================================================

NEBRASKA--0.33%

    11,100    Nebhelp Increase Revenue
                (Multiple-Mode), Series E                                A        2.350            11,100,000
=============================================================================================================

NEVADA--1.30%

    10,000    Clark County Airport Improvement
                Revenue Refunding, Series A                              A        2.260            10,000,000
    34,150    Clark County Airport Improvement
                Revenue (Sub Lien), Series A-1                           A        2.260            34,150,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   44,150,000
=============================================================================================================

NEW HAMPSHIRE--1.05%

     7,200    Cheshire County Tax Anticipation
                Notes                                                 12/29/05    3.650             7,228,616
     8,950    Durham Tax Anticipation Notes                           12/30/05    3.650             8,985,938
    13,800    New Hampshire Business Finance
                Authority Resource Recovery
                Revenue (Wheelabrator),
                Series A                                                 A        2.280            13,800,000
     5,815    New Hampshire Higher Educational &
                Health Facilities Authority Revenue
                (Mary Hitchcock), Series 85-H                            A        2.220             5,815,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   35,829,554
=============================================================================================================

NEW MEXICO--0.09%

     2,905    University of New Mexico,
                University Revenue                                       A        2.260             2,905,000
=============================================================================================================

NEW YORK--0.47%

    10,000    New York City, Subseries H-2                               A        2.240            10,000,000
     6,000    New York State Housing Finance
                Agency Revenue (North End Ave.
                Housing), Series A                                       A        2.310             6,000,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   16,000,000
=============================================================================================================

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

NORTH CAROLINA--7.86%

$    9,800    Charlotte Certificates of Participation
                (Government Facilities Authority),
                Series F                                                 A        2.300%      $     9,800,000
    68,680    Charlotte Water & Sewer Systems
                Revenue Refunding, Series C                              A        2.270            68,680,000
    20,600    Concord Utilities Systems Revenue
                Refunding, Series B                                      A        2.260            20,600,000
    10,300    Fayetteville Public Works Commission
                Revenue Refunding, Series A                              A        2.270            10,300,000
    63,000    Mecklenburg County Certificates of
                Participation                                            A        2.270            63,000,000
    11,760    North Carolina Educational Facility
                Finance Agency Revenue
                (Elon College)                                           A        2.300            11,760,000
     6,250    North Carolina Educational Facility
                Finance Agency Revenue
                (Providence Day)                                         A        2.300             6,250,000
    10,000    North Carolina Medical Care
                Community Hospital Revenue
                (Aces-Pooled Equipment Financing
                Project)                                                 A        2.330            10,000,000
    16,550    North Carolina Medical Care
                Community Hospital Revenue
                (Baptist Hospitals Project)                              A        2.550            16,550,000
    15,000    North Carolina Refunding, Series B                         A        2.280            15,000,000
    21,050    North Carolina Refunding, Series C                         A        2.260            21,050,000
    14,750    University of North Carolina Hospital
                Chapel Hill Revenue, Series B                            A        2.280            14,750,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  267,740,000
=============================================================================================================

OHIO--3.88%

    10,000    Butler County Capital Funding
                Revenue (CCAO Low Cost Capital),
                Series A                                                 A        2.300            10,000,000
    14,900    Cleveland-Cuyahoga County Port
                Authority Revenue
                (Euclid/93rd Garage Office)                              A        2.350            14,900,000
    18,900    Columbus Sewer Revenue Refunding                           A        2.300            18,900,000

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

OHIO--(CONCLUDED)

$   26,735    Franklin County Hospital Revenue
                Refunding (U.S. Health Corp.),
                Series A                                                 A        2.270%      $    26,735,000
    10,400    Franklin County Hospital Revenue
                Subordinated (Doctors Ohio Health),
                Series B                                                 A        2.280            10,400,000
     7,220    Mahoning County Housing Revenue
                (Youngstown State University Project)                    A        2.270             7,220,000
    14,200    Ohio Air Quality Development
                Authority Revenue Refunding
                (Ohio Edison Project), Series A                          A        2.220            14,200,000
    29,900    Ohio Water Development Authority
                Revenue Refunding (Water
                Development Project)                                     A        2.250            29,900,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  132,255,000
=============================================================================================================

OREGON--0.20%

     6,700    Portland Multi-Family Revenue
                (South Park Block Project), Series A                     A        2.350             6,700,000
=============================================================================================================

PENNSYLVANIA--5.67%

    14,380    Delaware County Authority Hospital
                Revenue (Crozer-Chester Medical
                Center)                                                  A        2.290            14,380,000
    45,450    Delaware Valley Regional Finance
                Authority (Local Government
                Revenue)                                                 A        2.280            45,450,000
    25,790    Lancaster County Hospital Authority
                Revenue (Health Center, Masonic
                Homes Project)                                           A        2.290            25,790,000
     5,850    Pennsylvania Higher Educational
                Facilities Authority Revenue Refunding
                (Carnegie Mellon University),
                Series A                                                 A        2.290             5,850,000
     6,000    Pennsylvania Higher Educational
                Facilities Authority Revenue Refunding
                (Carnegie Mellon University), Series C                   A        2.290             6,000,000

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

PENNSYLVANIA--(CONCLUDED)

$    9,000    Philadelphia Authority for Industrial
                Development Revenue (Regional
                Performing Arts Center Project)                          A        2.200%      $     9,000,000
     6,500    Philadelphia Hospital & Higher
                Education Facilities Authority Revenue
                (Children's Hospital Project), Series A                  A        2.300             6,500,000
    10,600    Philadelphia Hospital & Higher
                Education Facilities Authority Revenue
                (Children's Hospital Project), Series B                  A        2.300            10,600,000
    16,000    Philadelphia Hospital & Higher
                Education Facilities Authority Revenue
                (Children's Hospital Project), Series D                  A        2.300            16,000,000
    20,000    Southcentral General Authority
                Revenue (Wellspan Health Obligated),
                Series D                                                 A        2.280            20,000,000
    19,200    University of Pittsburgh of the
                Commonwealth Systems of Higher Education
                (University Capital Project), Series A                   A        2.400            19,200,000
    14,220    York General Authority Revenue
                (Pooled Financing Subordinated), Series B                A        2.290            14,220,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  192,990,000
=============================================================================================================

SOUTH CAROLINA--2.63%

    27,800    Piedmont Municipal Power Agency,
                South Carolina Electric Revenue
                Refunding, Series A                                      A        2.400            27,800,000
    10,000    Piedmont Municipal Power Agency,
                South Carolina Electric Revenue
                Refunding, Series B                                      A        2.400            10,000,000
    10,300    Piedmont Municipal Power Agency,
                South Carolina Electric Revenue
                Refunding, Subseries B-2                                 A        2.400            10,300,000
    10,000    South Carolina Educational Facilities
                Authority for Private Nonprofit
                Institutions Refunding & Improvement
                (Anderson)                                               A        2.300            10,000,000

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

SOUTH CAROLINA--(CONCLUDED)

$   19,380    South Carolina Jobs-Economic
                Development Authority (Coastal
                Carolina University Project), Series A                   A        2.290%      $    19,380,000
    12,015    South Carolina Jobs-Economic
                Development Authority, Hospital
                Facilities Revenue (Orangeburg
                Medical Center)                                          A        2.260            12,015,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   89,495,000
=============================================================================================================

TENNESSEE--3.24%

    19,230    Clarksville Public Building Authority
                Revenue, Tennessee Municipal
                Bond Fund                                                A        2.280            19,230,000
    10,000    Metropolitan Government Nashville &
                Davidson County, Health &
                Educational Facilities Board Revenue
                (Vanderbilt University)                                  A        2.220            10,000,000
    13,965    Metropolitan Government Nashville &
                Davidson County, Industrial
                Development Refunding
                (David Lipscomb University Project)                      A        2.290            13,965,000
    53,490    Montgomery County Public Building
                Authority Revenue, Financing
                Government Obligation                                             2.280 to
                (Pooled Loan)                                            A        2.300            53,490,000
     5,120    Shelby County, Series A                                    A        2.350             5,120,000
     8,510    Tusculum Health Educational &
                Housing Board, Educational
                Facilities Revenue (Tusculum
                College Project)                                         A        2.290             8,510,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  110,315,000
=============================================================================================================

TEXAS--8.22%

    32,090    Guadalupe-Blanco River Authority
                Pollution Control Revenue Refunding
                (Central Power & Light Co. Project)                      A        2.250            32,090,000
    19,500    Harris County Health Facilities
                Development Corp. Revenue
                (St. Luke's Episcopal Hospital),
                Series B                                                 A        2.300            19,500,000

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

TEXAS--(CONCLUDED)

$   76,400    Harris County Health Facilities
                Development Corp. Revenue
                (The Methodist Systems), Series B                        A        2.300%      $    76,400,000
    20,000    Harris County Health Facilities
                Development Corp. Revenue
                (YMCA Greater Houston Area)                              A        2.300            20,000,000
    10,205    Southwest Higher Education Authority
                (Southern Methodist University)                          A        2.300            10,205,000
     7,050    Tarrant County Housing Finance Corp.
                Revenue Refunding (Multi-Family
                Housing Apartments Project)                              A        2.440             7,050,000
     5,320    Texas State (Veterans Housing
                Assistance), Fund I                                      A        2.260             5,320,000
    85,000    Texas Tax and Revenue Anticipation
                Notes                                                 08/31/05    3.000            85,150,353
    24,165    Texas Turnpike Authority Central Texas
                Turnpike System Revenue,
                First Tier, Series B                                     A        2.260            24,165,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  279,880,353
=============================================================================================================

UTAH--0.33%

    11,200    Salt Lake County Pollution Control
                Revenue Refunding (Service Station
                Holdings Project)                                        A        2.300            11,200,000
=============================================================================================================

VIRGINIA--0.54%

    11,545    Fairfax County Economic Development
                Authority Revenue (Smithsonian
                Institution), Series A                                   A        2.200            11,545,000
     7,000    Norfolk Industrial Development
                Authority Revenue (Hospital
                Facilities Children's Project)                           A        2.300             7,000,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   18,545,000
=============================================================================================================

WASHINGTON--4.47%

    23,000    Energy Northwest Washington Electric
                Revenue Refunding (Project No. 3),
                Series D-3-1                                             A        2.270            23,000,000
    22,200    King County Sewer Revenue
                (Junior Lien), Series B                                  A        2.400            22,200,000

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

WASHINGTON--(CONCLUDED)

$    5,100    Port of Vancouver                                          A        2.300%      $     5,100,000
     8,600    Seattle Municipal Light & Power
                Revenue                                                  A        2.210             8,600,000
    35,370    Snohomish County Public Utility
                District No. 001 Electric Revenue
                Refunding (Generation Systems),
                Series A                                                 A        2.270            35,370,000
    10,000    Tulalip Tribes of The Tulalip Reservation
                Special Revenue Refunding                                A        2.320            10,000,000
    10,490    Washington Health Care Facilities
                Authority Revenue (Providence
                Services), Series A                                      A        2.300            10,490,000
    23,960    Washington Public Power Supply
                Systems Nuclear Project No. 1
                Revenue Refunding, Series 1A-2                           A        2.270            23,960,000
    13,420    Washington Public Power Supply
                Systems Nuclear Project No. 3
                Electric Revenue Refunding,
                Series 3A                                                A        2.230            13,420,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  152,140,000
=============================================================================================================

WISCONSIN--0.66%

    12,540    New Berlin School District Tax and
                Revenue Anticipation Promissory
                Notes                                                 09/01/05    3.000            12,545,162
    10,000    Wisconsin Center District Tax Revenue,
                Series A                                                 A        2.280            10,000,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   22,545,162
=============================================================================================================
Total Municipal Bonds and Notes (cost--$3,141,941,435)                                          3,141,941,435
=============================================================================================================

TAX-EXEMPT COMMERCIAL PAPER--8.19%

FLORIDA--0.43%

    14,500    Florida Local Government Finance,
                Series B                                              07/22/05    2.550            14,500,000
=============================================================================================================

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--(CONTINUED)

GEORGIA--1.64%

$   26,000    Burke County Development Authority
                Pollution Control                                    07/08/05 to  2.550 to
                (Oglethorpe Power Corp.)                             07/21/05     2.600%      $    26,000,000
    29,818    Georgia Municipal Electric Authority                   07/20/05 to  2.500 to
                                                                     08/09/05     2.570            29,818,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   55,818,000
=============================================================================================================

ILLINOIS--0.92%

    31,200    Illinois Educational Facilities Authority              07/15/05 to  2.450 to
                Revenue                                              08/12/05     2.500            31,200,000
=============================================================================================================

LOUISIANA--0.41%

    13,970    Louisiana Offshore Terminal
                Authority Deepwater Port
                Revenue Refunding (Loop, Inc.
                First Stage), Series A                                08/11/05    2.930            13,970,000
=============================================================================================================

MARYLAND--0.49%

    16,700    Baltimore County Metropolitan District                 07/12/05     2.450            16,700,000
=============================================================================================================

NEVADA--0.29%

    10,000    Clark County Regional Flood Control                    07/25/05     2.780            10,000,000
=============================================================================================================

PUERTO RICO--2.11%

    71,877    Government Development Bank of                         07/11/05 to  2.630 to
                Puerto Rico                                          08/19/05     3.050            71,877,000
=============================================================================================================

TENNESSEE--0.24%

     8,125    Tennessee State, Series A                              09/09/05     2.680             8,125,000
=============================================================================================================

TEXAS--1.25%

    22,740    Austin Utilities System                                07/11/05 to  2.520 to
                                                                     08/05/05     2.840            22,740,000
    10,000    Dallas Waterworks and Sewer System,
                Series B                                             09/06/05     2.500            10,000,000
    10,000    North Central Texas Health Facilities
               Development (Methodist Hospital)                      09/07/05     2.600            10,000,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   42,740,000
=============================================================================================================

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                  DATE        RATE            VALUE
-------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--(CONCLUDED)

WASHINGTON--0.41%

$   14,000    Port of Tacoma                                         09/14/05     2.600%      $    14,000,000
=============================================================================================================
Total Tax-Exempt Commercial Paper (cost--$278,930,000)                                            278,930,000
=============================================================================================================
Total Investments (cost--$3,420,871,435 which
  approximates cost for federal income tax
  purposes)--100.42%                                                                            3,420,871,435

Liabilities in excess of other assets--(0.42)%                                                    (14,257,436)
-------------------------------------------------------------------------------------------------------------

Net Assets (applicable to 3,407,349,413 shares
  of common stock outstanding equivalent to
  $1.00 per share)--100.00%                                                                   $ 3,406,613,999
=============================================================================================================


   A Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2005, and reset periodically.

                      Weighted average maturity -- 11 days

                 See accompanying notes to financial statements

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND

Statement of Net Assets -- June 30, 2005

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--92.32%

$    3,050    California, Daily Kindergarten
                Universal, Series A-1                                    A        2.200%      $     3,050,000
    11,170    California, Daily Kindergarten
                Universal, Series A-2                                    A        2.220            11,170,000
     9,900    California, Daily Kindergarten
                Universal, Series A-3                                    A        2.480             9,900,000
     3,550    California, Daily Kindergarten
                Universal, Series B-2                                    A        2.150             3,550,000
     8,000    California Department of Veteran
                Affairs Home Purchase, Subseries A-2                     A        2.200             8,000,000
    10,000    California Department of Water
                Resources Power Supply Revenue
                (Putters), Series 344                                    A        2.310            10,000,000
     5,600    California Department of Water
                Resources Power Supply Revenue,
                Series B-2                                               A        2.480             5,600,000
     4,000    California Department of Water
                Resources Power Supply Revenue,
                Series B-4                                               A        2.150             4,000,000
    15,100    California Department of Water
                Resources Power Supply Revenue,
                Series C-1                                               A        2.250            15,100,000
    15,400    California Department of Water
                Resources Power Supply Revenue,
                Series C-2                                               A        2.250            15,400,000
     5,000    California Department of Water
                Resources Power Supply Revenue,
                Series C-14                                              A        2.250             5,000,000
     3,300    California Economic Recovery,
                Series C-6                                               A        2.150             3,300,000
     1,950    California Educational Facilities
                Authority (Foundation for
                Educational Achievement), Series A                       A        2.250             1,950,000
    10,000    California Health Facilities Financing
                Authority (Catholic Health Facilities),
                Series J                                                 A        2.230            10,000,000
     8,704    California Health Facilities Financing
                Authority (Floating Pooled Loan
                Program), Series B                                       A        2.350             8,704,000

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$   38,840    California Health Facilities Financing
                Authority (Hospital Adventist Health                              2.220 to
                Systems), Series A                                       A        2.350%      $    38,840,000
     1,300    California Health Facilities Financing
                Authority (Hospital Adventist Health
                Systems), Series C                                       A        2.220             1,300,000
     4,900    California Infrastructure & Economic
                Development Revenue (Asian Art
                Museum Foundation)                                       A        2.220             4,900,000
    15,500    California Infrastructure & Economic
                Development Revenue (Buck Institute
                Age Research)                                            A        2.160            15,500,000
    11,900    California Infrastructure & Economic
                Development Revenue (Independent
                Systems Operation Corp. Project),
                Series B                                                 A        2.290            11,900,000
     7,900    California Infrastructure & Economic
                Development Revenue (Independent
                Systems Operation Corp. Project),
                Series C                                                 A        2.240             7,900,000
     5,000    California, Series C-1                                     A        2.250             5,000,000
     3,400    California Statewide Communities
                Development Authority (Kaiser
                Permanente), Series M                                    A        2.260             3,400,000
    20,725    California Transit Financing Authority                     A        2.350            20,725,000
     6,995    Anaheim Certificates of Participation,
                Adjusted 1993 Refunding Projects                         A        2.210             6,995,000
    10,220    Association of Bay Area Governments
                Finance Authority for Nonprofit Corps.
                Certificates of Participation (Lucile
                Salter Packard Project)                                  A        2.220            10,220,000
     8,000    Bay Area Toll Authority Toll Board
                (San Francisco Bay Area), Series C                       A        2.230             8,000,000
    15,215    Conejo Valley Unified School
                District Tax and Revenue
                Anticipation Notes                                   06/30/06     3.500            15,347,979
     9,500    Daly City Housing Finance Agency
                Multi-Family Revenue Refunding
                (Serramonte Del Ray), Series A                           A        2.220             9,500,000

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$    8,000    Desert Sands Unified School
                District Tax and Revenue
                Anticipation Notes                                   07/07/06     3.500%      $     8,069,920
     8,620    East Bay Municipal Utility District
                Water Systems Revenue Refunding,
                Subseries A                                              A        2.210             8,620,000
     9,600    East Bay Municipal Utility District
                Water Systems Revenue Refunding,
                Subseries B                                              A        2.200             9,600,000
    10,000    East Bay Municipal Utility District
                Water Systems Revenue Refunding,
                Subseries B-3                                            A        2.350            10,000,000
    11,000    Fresno Multi-Family Housing Revenue
                Refunding (Heron Pointe Apartments),
                Series A                                                 A        2.220            11,000,000
     4,100    Grand Terrace Community
                Redevelopment Agency
                Multi-Family Housing Revenue
                (Mount Vernon Villas)                                    A        2.250             4,100,000
    13,745    Irvine Improvement Bond Act 1915
                Limited Obligation (Assessment
                District 85-7-1)                                         A        2.300            13,745,000
     4,700    Livermore Certificates of Participation
                (Refunding and Capital Projects)                         A        2.350             4,700,000
     8,100    Los Angeles Community
                Redevelopment Agency
                Multi-Family Housing Revenue
                (Skyline at Southpark Phase II)                          A        2.180             8,100,000
    12,600    Los Angeles County Transport
                Commission Sales Tax and
                Revenue, Series A                                        A        2.210            12,600,000
    12,600    Los Angeles Multi-Family Housing
                Revenue (Museum Terrace
                Apartments), Series H                                    A        2.510            12,600,000
    10,000    Los Angeles Water and Power
                Revenue, Subseries A-1                                   A        2.200            10,000,000
     9,900    Los Angeles Water and Power
                Revenue, Subseries A-5                                   A        2.200             9,900,000
     2,100    Los Angeles Water and Power
                Revenue, Subseries B-3                                   A        2.220             2,100,000

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$    2,000    Los Angeles Water and Power
                Revenue, Subseries B-6                                   A        2.210%      $     2,000,000
     7,500    Metropolitan Water District Southern
                California Waterworks Revenue,
                Series A-1                                               A        2.200             7,500,000
    10,000    Metropolitan Water District Southern
                California Waterworks Revenue,
                Series B-1                                               A        2.200            10,000,000
    16,600    Metropolitan Water District Southern
                California Waterworks Revenue,
                Series B-2                                               A        2.200            16,600,000
     6,795    Moorpark Industrial Development
                Authority (Fred Kavli and
                Kavlico Corp.)                                           A        2.250             6,795,000
     5,850    Newport Beach Revenue (Hoag
                Memorial Hospital), Series A                             A        2.230             5,850,000
    12,670    Newport Beach Revenue
                (Hoag Memorial Hospital), Series C                       A        2.230            12,670,000
    10,000    Northern California Power Agency
                Revenue Refunding
                (Hydroelectric No. 1-A)                                  A        2.210            10,000,000
    25,513    Oakland Alameda County Coliseum
                Authority Lease Revenue                                  A        2.350            25,513,000
    12,000    Oakland Alameda County Coliseum
                Authority Lease Revenue
                (Coliseum Project), Series C-2                           A        2.230            12,000,000
     6,790    Orange County Apartment
                Development Revenue
                (Niguel Village), Series AA                              A        2.280             6,790,000
     6,340    Orange County Apartment
                Development Revenue
                (Niguel Village), Series U                               A        2.300             6,340,000
    13,200    Orange County Apartment
                Development Revenue
                (Seaside Meadow), Series C                               A        2.210            13,200,000
    11,700    Orange County Apartment
                Development Revenue
                (Villas La-Paz), Series F                                A        2.250            11,700,000
    16,950    Orange County Apartment
                Development Revenue Refunding
                (WLCO LF Issue G), Series 3                              A        2.200            16,950,000

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$   32,300    Orange County Water District Revenue
                Certificates of Participation, Series A                  A        2.210%      $    32,300,000
     6,900    Pasadena Certificates of Participation
                (Rose Bowl Imports Project)                              A        2.280             6,900,000
     5,200    Pittsburg Redevelopment Agency
                Tax Allocation (Los Medanos
                Community), Series A                                     A        2.250             5,200,000
     5,650    Sacramento County Certificates of
                Participation (Administration Center
                and Courthouse Project)                                  A        2.350             5,650,000
     5,500    Sacramento County Sanitation
                District Financing Authority Revenue
                Subordinated Lien (Sacramento),
                Series C                                                 A        2.250             5,500,000
     4,000    Sacramento Municipal Utility District
                Electricity Revenue Refunding,
                Series S                                             11/15/05     6.000             4,050,591
     7,500    Sacramento Unified School District
                Certificates of Participation                            A        2.250             7,500,000
     9,400    San Bernardino County Certificates of
                Participation (County Center
                Refinancing Project)                                     A        2.230             9,400,000
     4,800    San Bernardino County Multi-Family
                Revenue Bonds (WLP Mountain View
                Apartments), Series A                                    A        2.200             4,800,000
     4,000    San Francisco City and County
                Redevelopment Agency Revenue
                (Community Facilities District No. 4)                    A        2.300             4,000,000
     9,000    San Jose Redevelopment Agency
                Revenue (Merged Area
                Redevelopment Project), Series B                         A        2.280             9,000,000
    13,000    San Jose-Santa Clara Water Financing
                Authority Sewer Revenue, Series B                        A        2.210            13,000,000
     6,500    San Leandro Unified School District
                Tax and Revenue Anticipation Notes                   07/12/05     3.000             6,502,600
    15,050    Simi Valley Multi-Family Housing
                Revenue Refunding (Lincoln
                Wood Ranch)                                              A        2.200            15,050,000
     5,300    South Placer Wastewater Authority
                California Wastewater Revenue,
                Series B                                                 A        2.160             5,300,000

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

$   20,000    Southern California Public Power
                Authority Transmission Project
                Revenue, Subordinated Refunding
                (Southern Transmission)                                  A        2.210%      $    20,000,000
     4,200    Turlock Irrigation District Certificates of
                Participation (Capital Improvement
                and Refunding Project)                                   A        2.220             4,200,000
    25,000    Western Placer Unified School
                Certificates of Participation (School
                Facilities Project), Series A                            A        2.250            25,000,000
-------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$746,648,090)                                              746,648,090
=============================================================================================================

TAX-EXEMPT COMMERCIAL PAPER--10.11%

     5,000    California Educational Facilities
                Authority (Carnegie Institute of
                Washington), Series B                                07/08/05     2.500             5,000,000
    17,100    California Statewide Community
                Development Authority                                07/14/05 to  2.450 to
                (Kaiser Permanente)                                  09/07/05     2.580            17,100,000
     9,800    East Bay Municipal Utility District                    08/10/05 to
                Water Systems Revenue                                08/11/05     2.720             9,800,000
     5,000    Transmission Authority of Northern
                California                                           08/09/05     2.400             5,000,000
    13,800    Los Angeles County Capital Asset                       09/13/05 to
                Leasing Corp.                                        09/14/05     2.530            13,800,000
     3,500    Sacramento Municipal Utility District                  07/11/05     2.500             3,500,000
     5,000    Santa Clara Valley Water District                      08/05/05     2.500             5,000,000
    22,547    Puerto Rico Commonwealth                               07/11/05 to  2.630 to
              Government Development Bank                            08/19/05     3.050            22,547,000
-------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper (cost--$81,747,000)                                              81,747,000
=============================================================================================================

NUMBER OF
 SHARES                                                                           INTEREST
 (000)                                                                              RATE           VALUE
-------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND+--0.25%

     2,000    Blackrock California Municipal Fund
                (cost--$2,000,000)                                                2.199%      $     2,000,000
=============================================================================================================
Total Investments (cost--$830,395,090 which
  approximates cost for federal income tax
  purposes)--102.68%                                                                              830,395,090

Liabilities in excess of other assets--(2.68)%                                                    (21,632,841)
-------------------------------------------------------------------------------------------------------------

Net Assets (applicable to 809,175,770 shares of
  beneficial interest outstanding equivalent to
  $1.00 per share)--100.00%                                                                   $   808,762,249
=============================================================================================================


   A Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2005 and reset periodically.

   +  Interest rate shown reflects yield at June 30, 2005.


                       Weighted average maturity -- 20 days


                 See accompanying notes to financial statements

UBS RMA NEW YORK MUNICIPAL MONEY FUND

Statement of Net Assets -- June 30, 2005

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--93.50%

$   28,490    New York State Dormitory Authority                                  2.180 to
                Revenue (Cornell University), Series B                   A        2.260%      $    28,490,000
     8,000    New York State Dormitory Authority
                Revenue (Mental Health Facilities
                Improvement), Series F-2B                                A        2.230             8,000,000
     7,527    New York State Dormitory
                Authority Revenue
                (Metropolitan Museum of Art)                             A        2.180             7,527,000
     5,400    New York State Dormitory Authority
                Revenue Non State Supported
                Debt, Series C                                           A        2.250             5,400,000
     3,240    New York State Dormitory Authority
                Revenue (Oxford University Press, Inc.)                  A        2.180             3,240,000
    12,500    New York State Dormitory Authority
                Revenue (Wagner College)                                 A        2.310            12,500,000
    22,150    New York State Energy Research &
                Development Authority Pollution
                Control Revenue (Orange &
                Rockland Project), Series A                              A        2.220            22,150,000
    12,400    New York State Housing Finance
                Agency (Normandie Court I Project)                       A        2.200            12,400,000
    14,800    New York State Housing Finance
                Agency Revenue (North End Ave.
                Housing), Series A                                       A        2.310            14,800,000
    10,000    New York State Housing Finance
                Agency Service Contract Revenue,
                Series D                                                 A        2.230            10,000,000
     5,000    New York State Housing Finance
                Agency Service Contract Revenue,
                Series I                                                 A        2.310             5,000,000
     5,500    New York State Local Government
                Assistance Corp. Refunding
                (Sub Lien), Series A-5V                                  A        2.100             5,500,000
     7,595    New York State Local Government
                Assistance Corp., Series B                               A        2.100             7,595,000
    12,703    New York State Local Government
                Assistance Corp., Series G                               A        2.200            12,703,000
    14,000    New York State Urban Development
                Corp. Revenue (State Facilities &
                Equipment), Subseries A-3-B                              A        2.220            14,000,000

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$    6,000    New York State Urban Development
                Corp. Revenue (State Facilities &
                Equipment), Subseries A-3-C                              A        2.350%      $     6,000,000
     6,550    Erie County Water Authority                                A        2.220             6,550,000
     2,490    Great Neck North Water Authority
                Systems Revenue, Series-A                                A        2.350             2,490,000
     2,117    Ithaca Bond Anticipation Notes                          08/05/05    3.000             2,119,850
     5,000    Jay Street Development Corp.
                New York City Facility Lease Revenue
                (Jay Street Project), Series A-1                         A        2.240             5,000,000
    19,000    Jay Street Development Corp.
                New York City Facility Lease Revenue
                (Jay Street Project), Series A-3                         A        2.240            19,000,000
     7,000    Long Island Power Authority
                Electric Systems Revenue, Series D                       A        2.230             7,000,000
     3,550    Long Island Power Authority Electric
                Systems Revenue, Subseries 1-B                           A        2.260             3,550,000
     2,900    Long Island Power Authority Electric
                Systems Revenue, Subseries 3-B                           A        2.170             2,900,000
    12,000    Metropolitan Transportation Authority
                (Dedicated Tax Fund), Series D-2                         A        2.250            12,000,000
    10,000    Metropolitan Transportation
                Authority, Series D-1                                    A        2.200            10,000,000
    13,900    Metropolitan Transportation
                Authority, Subseries A-2                                 A        2.240            13,900,000
     7,355    Monroe County Industrial
                Development Agency Civic
                Facilities Revenue Refunding
                (Nazareth College), Series B                             A        2.350             7,355,000
     5,000    Nassau County Interim Finance
                Authority, Series A                                      A        2.200             5,000,000
    19,500    New York City Housing Development
                Corp. Multi-Family Rental Housing
                (63 Wall Street), Series A                               A        2.200            19,500,000
     6,000    New York City Housing Development
                Corp. Multi-Family Rental Housing
                (90 West Street), Series A                               A        2.260             6,000,000
    15,700    New York City Housing Development
                Corp. Multi-Family Rental Housing
                (Parkgate Development), Series A                         A        2.160            15,700,000

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$    6,500    New York City Housing Development
                Corp. Multi-Family Rental Housing
                (Queenswood Apartments), Series A                        A        2.150%      $     6,500,000
     9,200    New York City Industrial Development
                Agency Civic Facility Revenue
                (Center for Jewish History Project)                      A        2.280             9,200,000
     3,215    New York City Industrial Development
                Agency Civic Facility Revenue
                (Church of Heavenly Rest)                                A        2.300             3,215,000
     6,810    New York City Industrial Development
                Agency Civic Facility Revenue
                (MSMC Realty Corp. Project)                              A        2.200             6,810,000
    26,350    New York City Industrial Development
                Agency Revenue (Liberty 1 Bryant
                Park LLC), Series B                                      A        2.300            26,350,000
     4,100    New York City Municipal Water Finance
                Authority Water & Sewer Systems
                Revenue (Fiscal 2003), Subseries C-1                     A        2.340             4,100,000
    12,800    New York City Municipal Water
                Finance Authority Water &
                Sewer Systems Revenue, Series A                          A        2.170            12,800,000
     6,390    New York City Municipal Water
                Finance Authority Water &
                Sewer Systems Revenue, Series C                          A        2.340             6,390,000
    14,900    New York City Municipal Water
                Finance Authority Water &
                Sewer Systems Revenue, Series F-1                        A        2.340            14,900,000
     3,300    New York City, Series B-2, Subseries B-5                   A        2.180             3,300,000
    18,750    New York City, Subseries A-4                               A        2.170            18,750,000
       600    New York City, Subseries E-4                               A        2.260               600,000
     2,800    New York City, Subseries E-5                               A        2.480             2,800,000
    12,850    New York City, Subseries H-1                               A        2.170            12,850,000
     5,360    New York City Trust for Cultural
                Resources Revenue (Asia Society)                         A        2.190             5,360,000
     4,100    Niagara Falls Toll Bridge Commission                       A        2.220             4,100,000
    14,995    Oneida County Industrial Development
                Agency Revenue Civic Facilities
                (Hamilton College)                                       A        2.350            14,995,000
    20,965    Oneida Indian Nation                                       A        2.280            20,965,000

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

$    4,000    Port Authority of New York &
                New Jersey Special Obligation
                Revenue (Versatile Structure
                Obligation), Series 2                                    A        2.340%      $     4,000,000
     9,805    Port Authority of New York &
                New Jersey Special Obligation
                Revenue (Versatile Structure
                Obligation), Series 3                                    A        2.290             9,805,000
     3,400    Port Authority of New York &
                New Jersey Special Obligation
                Revenue (Versatile Structure
                Obligation), Series 5                                    A        2.290             3,400,000
    16,500    Suffolk County Water Authority
                Bond Anticipation Notes                                  A        2.230            16,500,000
    27,215    Triborough Bridge & Tunnel
                Authority Revenue General                                         2.230 to
                Purpose, Series B                                        A        2.250            27,215,000
     9,033    Yonkers Industrial Development
                Agency (Consumers Union Facility)                        A        2.350             9,032,645
-------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$557,307,495)                                              557,307,495
=============================================================================================================

TAX-EXEMPT COMMERCIAL PAPER--6.18%

     7,000    New York State Power Authority                          08/09/05    2.400             7,000,000
     5,000    Metropolitan Transportation Authority                   08/10/05    2.720             5,000,000
    24,847    Government Development Bank of                          07/11/05 to 2.630 to
                Puerto Rico                                           08/19/05    2.950            24,847,000
-------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper (cost--$36,847,000)                                              36,847,000
=============================================================================================================
Total Investments (cost--$594,154,495
  which approximates cost for federal income
  tax purposes)--99.68%                                                                           594,154,495

Other assets in excess of liabilities--0.32%                                                        1,916,782
-------------------------------------------------------------------------------------------------------------

Net Assets (applicable to 596,195,778 shares
  of beneficial interest outstanding equivalent to
  $1.00 per share)--100.00%                                                                   $   596,071,277
=============================================================================================================

A Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2005 and reset periodically.

                       Weighted average maturity -- 7 days


                 See accompanying notes to financial statements

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--94.55%

$    3,300    New Jersey Economic Development
                Authority (Bayonne Project
                Improvement), Series B                                   A        2.250%      $     3,300,000
     5,870    New Jersey Economic Development
                Authority (Bayonne Project
                Improvement), Series C                                   A        2.250             5,870,000
     2,800    New Jersey Economic Development
                Authority (Center for
                Aging-Applewood)                                         A        2.140             2,800,000
       790    New Jersey Economic Development
                Authority (Church and Dwight Co.
                Project)                                                 A        2.330               790,000
     4,000    New Jersey Economic Development
                Authority (Crowley Liner Services
                Project)                                                 A        2.260             4,000,000
     1,750    New Jersey Economic Development
                Authority (Danic Urban Renewal)                          A        2.250             1,750,000
     2,985    New Jersey Economic Development
                Authority (Institute of Electrical),
                Series A                                                 A        2.270             2,985,000
       405    New Jersey Economic Development
                Authority (Kenwood USA Corp.
                Project)                                                 A        2.300               405,000
       800    New Jersey Economic Development
                Authority (Lawrenceville School
                Project)                                                 A        2.100               800,000
     2,900    New Jersey Economic Development
                Authority (Lawrenceville School
                Project), Series B                                       A        2.170             2,900,000
     5,100    New Jersey Economic Development
                Authority (Stolthaven Project),
                Series A                                                 A        2.300             5,100,000
     2,000    New Jersey Economic Development
                Authority (Thermal Energy Limited
                Partnership)                                             A        2.370             2,000,000
     2,000    New Jersey Economic Development
                Authority (Transportation),
                Series N10-Regulation D                                  A        2.380             2,000,000
     3,200    New Jersey Economic Development
                Authority Speciality Facilities Revenue
                (Port Newark Container LLC)                              A        2.310             3,200,000

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$      300    New Jersey Economic Development
                Authority Pollution Control Revenue
                (Exxon Project)                                          A        2.190%      $       300,000
     1,000    New Jersey Economic Development
                Authority Water Facilities Revenue
                Refunding (United Water NJ, Inc.
                Project), Series A                                       A        2.280             1,000,000
     2,100    New Jersey Economic Development
                Authority Water Facilities Revenue
                Refunding (United Water NJ, Inc.
                Project), Series B                                       A        2.480             2,100,000
     4,625    New Jersey Educational Facilities
                Authority (College of New Jersey),
                Series A                                                 A        2.270             4,625,000
     4,555    New Jersey Educational Facilities
                Authority (Princeton University),                                 2.100 to
                Series B                                                 A        2.400             4,555,000
     2,000    New Jersey Health Care Facilities
                Authority (Community Hospital
                Group), Series A-1                                       A        2.270             2,000,000
     2,000    New Jersey Health Care Facilities
                Authority (Robert Wood Johnson
                University)                                              A        2.270             2,000,000
     4,770    New Jersey Health Care Facilities
                Authority (St. Barnabas), Series A                       A        2.260             4,770,000
     5,800    New Jersey Health Care Facilities
                Authority (St. Peter's Hospital),
                Series B                                                 A        2.340             5,800,000
     5,000    New Jersey Health Care Facilities
                Authority (Variable Capital Health
                Systems Obligation), Group B                             A        2.270             5,000,000
     2,000    New Jersey Health Care Facilities
                Authority, Series 943                                    A        2.320             2,000,000
     2,270    New Jersey Sports & Exposition
                Authority, Series B-1                                    A        2.230             2,270,000
     4,969    New Jersey Transport Trust Fund
                Authority, Series 941D                                   A        2.300             4,968,500
     4,300    New Jersey Turnpike Authority                              A        2.250             4,300,000
     2,000    New Jersey Turnpike Authority
                (Putters Series 155)                                     A        2.300             2,000,000

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

$    1,210    Atlantic County New Jersey
                Improvement Authority Revenue
                (Pooled Government Loan Program)                         A        2.250%      $     1,210,000
     1,000    Cedar Grove Township School District
                Bond Anticipation Notes                               08/25/05    3.000             1,001,880
     1,300    Gloucester County Industrial Pollution
                Control Financing Authority Revenue
                Refunding (Exxon Mobil)                                  A        2.000             1,300,000
     4,300    Mercer County Improvement Authority
                (Atlantic Foundation)                                    A        2.230             4,300,000
     1,950    Monmouth County Improvement
                Authority (Pooled Government
                Loan Program)                                            A        2.140             1,950,000
     5,335    Port Authority of New York and
                New Jersey Special Obligation
                Revenue (Versatile Structure
                Obligation), Series 3                                    A        2.290             5,335,000
     2,500    Port Authority of New York and
                New Jersey Special Obligation
                Revenue (Versatile Structure
                Obligation), Series 4                                    A        2.410             2,500,000
     2,855    Port Authority of New York and
                New Jersey Special Obligation
                Revenue (Versatile Structure
                Obligation), Series 5                                    A        2.290             2,855,000
     4,115    Rutgers State University Refunding,
                Series A                                                 A        2.230             4,115,000
     1,525    Salem County Pollution Control
                Financing Refunding (Atlantic
                City Electric), Series A                                 A        2.200             1,525,000
     2,000    Somerville New Jersey - Bond
                Anticipation Notes                                    05/12/06    4.000             2,015,560
     6,000    Union County Improvement
                Authority (Cedar Glen Housing
                Corp.), Series A                                         A        2.310             6,000,000
     3,860    Union County Industrial Pollution
                Control Financing Authority
                (Exxon Project)                                          A        2.160             3,860,000
     3,300    University of Medicine & Dentistry,
                Series B                                                 A        2.280             3,300,000
-------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$126,855,940)                                              126,855,940
=============================================================================================================

PRINCIPAL
 AMOUNT                                                               MATURITY    INTEREST
 (000)                                                                 DATES       RATES           VALUE
-------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--5.24%

$    7,032    Puerto Rico Commonwealth
                Government Development Bank                           07/13/05 to 2.650 to
                (cost--$7,032,000)                                    07/19/05    2.950%      $     7,032,000
=============================================================================================================

Total Investments (cost--$133,887,940 which
  approximates cost for federal income tax
  purposes)--99.79%                                                                               133,887,940

Other assets in excess of liabilities--0.21%                                                          285,638
-------------------------------------------------------------------------------------------------------------

Net Assets (applicable to 134,170,166 shares of
  beneficial interest outstanding equivalent to
  $1.00 per share)--100.00%                                                                   $   134,173,578
=============================================================================================================

A Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2005 and reset periodically.

                      Weighted average maturity -- 10 days

                 See accompanying notes to financial statements

                      (This page intentionally left blank)

UBS RMA

Statement of Operations

                                                               FOR THE YEAR ENDED JUNE 30, 2005
                                                               --------------------------------
                                                               MONEY MARKET     U.S. GOVERNMENT
                                                                 PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                       $ 251,294,581    $    24,657,495
Securities lending income (includes $2; $0; $0; $0; $0; $0,
  respectively, earned from an affiliated entity)                      1,659            238,445
                                                                 251,296,240         24,895,940
EXPENSES:
Investment advisory and administration fees                       57,713,411          5,063,288
Service fees                                                              --          1,487,252
Transfer agency and related services fees                          7,057,434            256,163
Custody and accounting                                             1,154,281            118,980
Reports and notices to shareholders                                  515,242             22,860
Insurance expense                                                    440,119             65,835
Federal and state registration fees                                  193,672             48,373
Directors'/Trustees' fees                                            135,064             25,299
Professional fees                                                    116,894            104,130
Interest expense                                                          --                 --
Other expenses                                                       105,740             21,682
                                                                  67,431,857          7,213,862
Less: Fee waivers by investment advisor and administrator            (43,414)                --
Net expenses                                                      67,388,443          7,213,862
Net investment income                                            183,907,797         17,682,078
Net realized gains (losses) from investment activities            (1,698,238)          (121,037)
Net increase in net assets resulting from operations           $ 182,209,559    $    17,561,041

                                                                           FOR THE YEAR ENDED JUNE 30, 2005
                                                               ----------------------------------------------------------
                                                                                CALIFORNIA       NEW YORK     NEW JERSEY
                                                                 TAX-FREE       MUNICIPAL       MUNICIPAL      MUNICIPAL
                                                                   FUND         MONEY FUND      MONEY FUND    MONEY FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                       $ 59,922,875    $ 14,474,562    $ 10,601,085   $ 2,491,887
Securities lending income (includes $2; $0; $0; $0; $0; $0,
  respectively, earned from an affiliated entity)                        --              --              --            --
                                                                 59,922,875      14,474,562      10,601,085     2,491,887
EXPENSES:
Investment advisory and administration fees                      13,635,506       3,666,972       2,779,508       690,113
Service fees                                                      4,109,551       1,002,628         738,497       165,627
Transfer agency and related services fees                           847,319         192,845         181,504        61,960
Custody and accounting                                              328,764          80,210          59,080        13,802
Reports and notices to shareholders                                  57,562          17,029          14,944         8,667
Insurance expense                                                   100,413          27,156          20,960         4,813
Federal and state registration fees                                  78,709          37,956          26,394        19,255
Directors'/Trustees' fees                                            47,797          21,713          19,210        14,513
Professional fees                                                   104,952         104,529         102,358        91,750
Interest expense                                                     19,572              --              --            --
Other expenses                                                       75,471          17,662          16,045        14,216
                                                                 19,405,616       5,168,700       3,958,500     1,084,716
Less: Fee waivers by investment advisor and administrator                --              --              --            --
Net expenses                                                     19,405,616       5,168,700       3,958,500     1,084,716
Net investment income                                            40,517,259       9,305,862       6,642,585     1,407,171
Net realized gains (losses) from investment activities                 (175)           (390)             20          (657)
Net increase in net assets resulting from operations           $ 40,517,084    $  9,305,472    $  6,642,605   $ 1,406,514

                 See accompanying notes to financial statements

UBS RMA

Statement of Changes in Net Assets

                                                           FOR THE YEARS ENDED JUNE 30,
                                                       ------------------------------------
                                                             2005                2004
-------------------------------------------------------------------------------------------
UBS RMA MONEY MARKET PORTFOLIO
FROM OPERATIONS:
Net investment income                                  $    183,907,797    $     83,206,553
Net realized losses from investment activities               (1,698,238)             (4,885)
Net increase in net assets resulting from operations        182,209,559          83,201,668
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                      (183,907,797)        (83,206,553)
Net realized gains from investment activities                (2,152,500)         (1,500,000)
Total dividends and distributions to shareholders          (186,060,297)        (84,706,553)
Net decrease in net assets from capital share
  transactions                                           (2,004,556,930)     (9,397,084,053)
Net decrease in net assets                               (2,008,407,668)     (9,398,588,938)
NET ASSETS:
Beginning of year                                        12,434,285,651      21,832,874,589
End of year                                            $ 10,425,877,983    $ 12,434,285,651
===========================================================================================
Accumulated undistributed net investment income        $             --    $             --
===========================================================================================

UBS RMA U.S. GOVERNMENT PORTFOLIO
FROM OPERATIONS:
Net investment income                                  $     17,682,078    $      8,973,965
Net realized losses from investment activities                 (121,037)            (72,408)
Net increase in net assets resulting from operations         17,561,041           8,901,557
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                       (17,682,078)         (8,973,965)
Net decrease in net assets from capital share
  transactions                                             (139,098,548)     (1,259,463,314)
Net decrease in net assets                                 (139,219,585)     (1,259,535,722)
NET ASSETS:
Beginning of year                                         1,250,917,485       2,510,453,207
End of year                                            $  1,111,697,900    $  1,250,917,485
===========================================================================================
Accumulated undistributed net investment income        $             --    $             --
===========================================================================================

                 See accompanying notes to financial statements

                                                           FOR THE YEARS ENDED JUNE 30,
                                                       ------------------------------------
                                                             2005                2004
-------------------------------------------------------------------------------------------
UBS RMA TAX-FREE FUND
FROM OPERATIONS:
Net investment income                                  $     40,517,259    $     12,340,286
Net realized gain (loss) from investment activities                (175)              2,947
Net increase in net assets resulting from operations         40,517,084          12,343,233
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                       (40,517,259)        (12,340,286)
Net increase (decrease) in net assets from capital
  share transactions                                        470,677,868        (302,916,671)
Net increase (decrease) in net assets                       470,677,693        (302,913,724)
NET ASSETS:
Beginning of year                                         2,935,936,306       3,238,850,030
End of year                                            $  3,406,613,999    $  2,935,936,306
===========================================================================================
Accumulated undistributed net investment income        $             --    $             --
===========================================================================================

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income                                  $      9,305,862    $      2,471,111
Net realized gain (loss) from investment activities                (390)              9,210
Net increase in net assets resulting from operations          9,305,472           2,480,321
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                        (9,305,862)         (2,471,111)
Net increase (decrease) in net assets from beneficial
  interest transactions                                      69,629,637         (27,881,752)
Net increase (decrease) in net assets                        69,629,247         (27,872,542)
NET ASSETS:
Beginning of year                                           739,133,002         767,005,544
End of year                                            $    808,762,249    $    739,133,002
===========================================================================================
Accumulated undistributed net investment income        $             --    $             --
===========================================================================================

                 See accompanying notes to financial statements

                                                           FOR THE YEARS ENDED JUNE 30,
                                                       ------------------------------------
                                                             2005                2004
-------------------------------------------------------------------------------------------
UBS RMA NEW YORK MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income                                  $      6,642,585    $      1,684,747
Net realized gain (loss) from investment activities                  20              (2,350)
Net increase in net assets resulting from operations          6,642,605           1,682,397
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                        (6,642,585)         (1,684,747)
Net increase (decrease) in net assets from beneficial
  interest transactions                                      33,675,671         (26,452,621)
Net increase (decrease) in net assets                        33,675,691         (26,454,971)
NET ASSETS:
Beginning of year                                           562,395,586         588,850,557
End of year                                            $    596,071,277    $    562,395,586
===========================================================================================
Accumulated undistributed net investment income        $             --    $             --
===========================================================================================

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income                                  $      1,407,171    $        232,135
Net realized losses from investment activities                     (657)               (253)
Net increase in net assets resulting from operations          1,406,514             231,882
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                        (1,407,171)           (232,135)
Net decrease in net assets from beneficial interest
  transactions                                               (3,266,054)        (24,413,414)
Net decrease in net assets                                   (3,266,711)        (24,413,667)
NET ASSETS:
Beginning of year                                           137,440,289         161,853,956
End of year                                            $    134,173,578    $    137,440,289
===========================================================================================
Accumulated undistributed net investment income        $             --    $             --
===========================================================================================

                 See accompanying notes to financial statements

UBS RMA

Notes to Financial Statements


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS RMA Money Fund Inc. (the "Corporation") and UBS RMA Tax-Free Fund Inc. ("RMA Tax-Free") were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund with three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio ("Money Market Portfolio"), UBS RMA U.S. Government Portfolio ("U.S. Government Portfolio") and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust ("Managed Municipal Trust") and UBS Municipal Money Market Series ("Municipal Money Market Series") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund ("RMA California") and UBS RMA New York Municipal Money Fund ("RMA New York"). Municipal Money Market Series currently offers one non-diversified series: UBS RMA New Jersey Municipal Money Fund ("RMA New Jersey", and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York, collectively, the "Funds").

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, unless a Fund's Board of Directors/Trustees (the "Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Funds is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Money Market Portfolio and the U.S. Government Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Money Market Portfolio and the U.S. Government Portfolio maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Money Market Portfolio and/or the U.S. Government Portfolio and their counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Money Market Portfolio and the U.S. Government Portfolio generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Money Market Portfolio and the U.S. Government Portfolio may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Money Market Portfolio and the U.S. Government Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state.

Economic changes affecting each state and certain of its public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

INVESTMENT ADVISOR AND ADMINISTRATOR

Each Fund's Board has approved an investment advisory and administration contract ("Advisory Contract") for each Fund with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO:
All                                                                       0.50%*

* The Subsequent Event footnote on page 66 contains information regarding a change to the fee structure effective July 1, 2005.

U.S. GOVERNMENT PORTFOLIO, RMA CALIFORNIA, RMA NEW YORK AND
RMA NEW JERSEY:
Up to $300 million                                                        0.50
In excess of $300 million up to $750 million                              0.44
Over $750 million                                                         0.36
RMA TAX-FREE:
Up to $1.0 billion                                                        0.50
In excess of $1.0 billion up to $1.5 billion                              0.44
Over $1.5 billion                                                         0.36

At June 30, 2005, the Funds owed UBS Financial Services Inc. for investment advisory and administration fees as follows:

Money Market Portfolio                                            $  4,345,537
U.S. Government Portfolio                                              403,410
RMA Tax-Free                                                         1,175,664
RMA California                                                         312,305
RMA New York                                                           234,791
RMA New Jersey                                                          54,312

For the period August 1, 2004 through June 30, 2005, UBS Financial Services Inc. voluntarily waived $43,414 of its investment advisory and administration fees for the Money Market Portfolio.

UBS Global AM serves as sub-advisor and sub-administrator to the Funds pursuant to sub-advisory and sub-administration contracts between UBS Financial Services Inc. and UBS Global AM (each a "Sub-Advisory Contract"). In accordance with each Sub-Advisory Contract, UBS Financial Services Inc. (not the

Funds) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 0.08% of the respective Fund's average daily net assets.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested board member of the Funds. The Funds have been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. UBS Global AM executes Fund portfolio transactions through Morgan Stanley based on the firm's ability to provide best execution of the transactions. During the year ended June 30, 2005, the Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Money Market Portfolio                                        $    6,532,552,323
U.S. Government Portfolio                                         39,000,000,000
RMA Tax-Free                                                       1,141,156,000
RMA California                                                       762,994,838
RMA New York                                                         277,543,000
RMA New Jersey                                                       118,010,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

DISTRIBUTION PLAN

UBS Global AM is the principal underwriter of each Fund's shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Funds' shares. Under the plans of distribution, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York pay UBS Global AM a monthly service fee at the annual rate of up to 0.15% of average daily net assets and RMA
New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets, for providing certain shareholder services. Currently, UBS Global AM is compensated for providing such services at the annual rate of 0.125% for each of those Funds except for RMA New Jersey, which pays at the annual rate of 0.12%. No such fees were charged by UBS Global AM for the similar services provided to the Money Market Portfolio during the fiscal year ended June 30, 2005; however, subsequent to the fiscal year end, a shareholder service plan became effective for Money Market Portfolio as disclosed in the Subsequent Event footnote below. At June 30, 2005, the Funds owed UBS Global AM for such service fees as follows:

U.S. Government Portfolio                                             $ 117,812
RMA Tax-Free                                                            356,847
RMA California                                                           86,386
RMA New York                                                             62,819
RMA New Jersey                                                           13,036

TRANSFER AGENCY RELATED SERVICES FEES

UBS Financial Services Inc. provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Funds' transfer agent, and was compensated for these services by PFPC, not the Funds.

For the year ended June 30, 2005, UBS Financial Services Inc. received from PFPC, not the Funds, total transfer agency related services fees as follows:

Money Market Portfolio                                              $ 4,717,307
U.S. Government Portfolio                                               165,108
RMA Tax-Free                                                            544,248
RMA California                                                          119,568
RMA New York                                                            107,296
RMA New Jersey                                                           35,127

SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Funds' securities lending program. UBS Securities LLC is the lending agent for each Fund. For the year ended June 30, 2005, UBS Securities LLC earned $654 and $82,693 in compensation from the Money Market Portfolio and the U.S. Government Portfolio, respectively, as the Funds' lending agent. At June 30, 2005, the U.S. Government Portfolio owed UBS Securities LLC $8,245 in compensation as the Fund's lending agent. At June 30, 2005, the U.S. Government Portfolio had securities on loan having a market value of $395,436,298. The U.S. Government Portfolio's custodian held cash equivalents as collateral for securities loaned of $40,606,976. In addition, the U.S. Government Portfolio's custodian held U.S. Government agency securities having an aggregate value of $363,271,940 as collateral for portfolio securities loaned as follows:

  PRINCIPAL
   AMOUNT                               MATURITY      INTEREST
   (000)                                 DATES          RATES         VALUE
--------------------------------------------------------------------------------
$     14,875   Federal Home Loan Bank   03/06/06        5.125%   $    15,260,545
      21,240   Federal Home Loan Bank   01/14/11        3.680         21,155,656
      24,500   Federal National
               Mortgage Association     02/15/06        5.500%   $    25,280,938
      17,950   Federal National
               Mortgage Association     04/13/06        2.150         17,855,386
      24,450   Federal National
               Mortgage Association     06/15/06        5.250         24,839,684
      49,075   Federal National
               Mortgage Association     07/12/06        3.250         49,559,027
      41,100   Federal National
               Mortgage Association     01/30/07        2.710         40,870,744
      24,575   Federal National
               Mortgage Association     04/15/07        5.250         25,442,940
       8,030   Federal National
               Mortgage Association     06/15/09        6.375          8,743,915
      36,500   Federal National
               Mortgage Association     09/15/09        6.625         40,855,289
      22,100   Federal National
               Mortgage Association     01/15/10        7.250         25,748,909
      59,900   Federal National
               Mortgage Association     11/15/10        6.625         67,658,907
--------------------------------------------------------------------------------
                                                                 $   363,271,940
================================================================================

RMA Tax-Free, RMA California, RMA New York and RMA New Jersey did not have any securities lending activity during the year ended June 30, 2005. The Money Market Portfolio did not have any securities on loan at June 30, 2005 and did not owe UBS Securities LLC any compensation as the Fund's lending agent.

BANK LINE OF CREDIT

RMA Tax-Free participates with certain other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of RMA Tax-Free at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, RMA Tax-Free has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to RMA Tax-Free at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the year ended June 30, 2005, RMA Tax-Free had an average daily amount of borrowing outstanding under the Committed Credit Facility of $41,789,862 for 6 days with a related weighted average annualized interest rate of 2.81%, which resulted in $19,572 of interest expense.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At June 30, 2005, the Funds had the following liabilities outstanding:

                                                                      PAYABLE FOR
                                                    PAYABLE FOR      CASH COLLATERAL        OTHER
                                   DIVIDENDS        INVESTMENTS      FROM SECURITIES       ACCRUED
                                    PAYABLE          PURCHASED           LOANED           EXPENSES*
------------------------------------------------------------------------------------------------------
Money Market Portfolio           $     5,289,509                --                --   $     2,184,214
U.S. Government Portfolio                527,688                --   $    40,606,976           169,507
RMA Tax-Free                           1,244,198   $    22,278,697                --           317,284
RMA California                           268,868        23,417,899                --           147,022
RMA New York                             203,520                --                --           130,441
RMA New Jersey                            42,329                --                --            66,593

* Excludes investment advisory and administration fees and service fees.

At June 30, 2005, the components of net assets for each of the Funds were as follows:

                                                    ACCUMULATED
                                    ACCUMULATED     NET REALIZED          TOTAL
                                  PAID IN CAPITAL    GAIN (LOSS)        NET ASSETS
-------------------------------------------------------------------------------------
Money Market Portfolio           $ 10,425,810,762  $       67,221    $ 10,425,877,983
U.S. Government Portfolio           1,111,874,451        (176,551)      1,111,697,900
RMA Tax-Free                        3,406,612,068           1,931       3,406,613,999
RMA California                        808,739,084          23,165         808,762,249
RMA New York                          596,042,437          28,840         596,071,277
RMA New Jersey                        134,170,167           3,411         134,173,578

FEDERAL TAX STATUS

Each Fund intends to distribute all or substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of all distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the fiscal years ended June 30, 2005 and June 30, 2004 was ordinary income. The tax character of all distributions paid to shareholders by RMA Tax-Free, RMA California, RMA New York and RMA New Jersey during the fiscal years ended June 30, 2005 and June 30, 2004 was tax-exempt income.

At June 30, 2005, the components of accumulated earnings on a tax basis for each of the Funds were as follows:

                                                                       ACCUMULATED     TOTAL TAX BASIS
                                    ORDINARY         TAX-EXEMPT        CAPITAL AND       ACCUMULATED
                                     INCOME            INCOME          OTHER LOSSES        EARNINGS
------------------------------------------------------------------------------------------------------
Money Market Portfolio           $     7,059,853                --   $    (1,703,123)  $     5,356,730
U.S. Government Portfolio                610,833                --          (259,696)          351,137
RMA Tax-Free                                  --   $     1,246,304              (175)        1,246,129
RMA California                                --           292,423              (390)          292,033
RMA New York                                  --           234,690            (2,330)          232,360
RMA New Jersey                                --            46,680              (940)           45,740

At June 30, 2005, the following Funds had net capital loss carryforwards available as reductions, to the extent provided in the regulations, of any future net realized capital gains. These losses expire as follows:

                                      MONEY             U.S.
FISCAL YEAR                           MARKET          GOVERNMENT       RMA        RMA          RMA
ENDING                               PORTFOLIO        PORTFOLIO      TAX-FREE   NEW YORK    NEW JERSEY
------------------------------------------------------------------------------------------------------
2011                                          --   $        66,251         --         --    $       30
2012                                          --            54,167         --         --            --
2013                             $     1,703,123            34,572   $    175   $  2,330           253
------------------------------------------------------------------------------------------------------
                                 $     1,703,123   $       154,990   $    175   $  2,330    $      283
======================================================================================================

In accordance with U.S. Treasury regulations, the following Funds have elected to defer realized capital losses arising after October 31, 2004. Such losses are treated for tax purposes as arising on July 1, 2005.

                                                                                             CAPITAL
                                                                                              LOSSES
------------------------------------------------------------------------------------------------------
U.S. Government                                                                             $  104,706
RMA California                                                                                     390
RMA New Jersey                                                                                     657

At June 30, 2005, the effect of permanent "book/tax" reclassifications resulted in increases and decreases to components of the following Funds' net assets:

                                                 UNDISTRIBUTED      ACCUMULATED
                                                 NET INVESTMENT     NET REALIZED
                                                  INCOME (LOSS)      GAIN (LOSS)
--------------------------------------------------------------------------------
Money Market Portfolio                           $  (2,152,500)     $  2,152,500
RMA Tax-Free                                             2,106            (2,106)

These differences are primarily due to the reclassification of distributions for tax purposes.

CAPITAL SHARE TRANSACTIONS

There are 60 billion $0.001 par value shares of common stock authorized for the Money Market Portfolio, 10 billion $0.001 par value shares of common stock authorized for the U.S. Government Portfolio and 20 billion $0.001 par value shares of common stock authorized for RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

FOR THE YEAR ENDED            MONEY MARKET    U.S. GOVERNMENT          RMA
JUNE 30, 2005:                 PORTFOLIO         PORTFOLIO           TAX-FREE
--------------------------------------------------------------------------------
Shares sold                  107,179,988,213    7,721,452,084     26,082,741,027
Shares repurchased          (109,361,306,575)  (7,877,416,751)   (25,650,628,491)
Dividends reinvested             176,761,432       16,866,119         38,565,332
--------------------------------------------------------------------------------
Net increase (decrease)
  in shares outstanding       (2,004,556,930)    (139,098,548)       470,677,868
================================================================================

FOR THE YEAR ENDED            MONEY MARKET    U.S. GOVERNMENT          RMA
JUNE 30, 2004:                 PORTFOLIO         PORTFOLIO           TAX-FREE
--------------------------------------------------------------------------------
Shares sold                  119,594,725,186   11,984,380,341     23,161,302,122
Shares repurchased          (129,074,837,028) (13,252,718,815)   (23,476,221,727)
Dividends reinvested              83,027,789        8,875,160         12,002,934
--------------------------------------------------------------------------------
Net decrease in shares
  outstanding                 (9,397,084,053)  (1,259,463,314)      (302,916,671)
================================================================================

BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

FOR THE YEAR ENDED
JUNE 30, 2005:                RMA CALIFORNIA    RMA NEW YORK      RMA NEW JERSEY
--------------------------------------------------------------------------------
Shares sold                    8,313,721,208    5,766,075,108      1,539,954,219
Shares repurchased            (8,252,923,028)  (5,738,665,436)    (1,544,542,372)
Dividends reinvested               8,831,457        6,265,999          1,322,099
--------------------------------------------------------------------------------
Net increase (decrease)
  in shares outstanding           69,629,637       33,675,671         (3,266,054)
================================================================================

FOR THE YEAR ENDED
JUNE 30, 2004:                RMA CALIFORNIA    RMA NEW YORK      RMA NEW JERSEY
--------------------------------------------------------------------------------
Shares sold                    5,672,323,669    4,774,526,945      1,216,937,843
Shares repurchased            (5,702,620,022)  (4,802,615,199)    (1,241,578,236)
Dividends reinvested               2,414,601        1,635,633            226,979
--------------------------------------------------------------------------------
Net decrease in shares
  outstanding                    (27,881,752)     (26,452,621)       (24,413,414)
================================================================================

SUBSEQUENT EVENT

In June 2005, the shareholders of UBS RMA Money Market Portfolio (the "Portfolio") approved the adoption of a Shareholder Services Plan (the "Plan"). Under the Plan, the Portfolio will pay a separate fee for shareholder services. Fees under the Plan will be paid to UBS Global Asset Management (US) Inc. ("UBS Global AM") as principal underwriter of the Portfolio. UBS Global AM then, in turn, pays those fees to UBS Financial Services Inc. in its capacity as a dealer selling the Portfolio's shares to its clients.

In order to offset the additional fees UBS Financial Services Inc. will receive under the Plan, UBS Financial Services Inc., also the Portfolio's investment advisor and administrator, has agreed to waive its investment advisory and administration fee in an amount designed to offset the service fee payable under the Plan. Effective July 1, 2005, the Portfolio pays a 0.125% service fee to UBS Global AM, which in turn is paying this service fee to UBS Financial Services Inc. The Plan permits a service fee at an annual rate of up to 0.15% of the Portfolio's average daily net assets. However, as allowable, a lower service fee has been agreed upon by the Portfolio's Board and UBS Global AM. UBS Financial Services Inc. has agreed to waive a portion of its management fee for as long as the Plan remains in effect. Upon implementation of the Plan on July 1, 2005, the investment advisory and administration fee payable to UBS Financial Services Inc. was reduced in accordance with the breakpoint schedule provided below.

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
--------------------------------------------------------------------------------
Up to $1.0 billion                                                      0.50%
In excess of $1.0 billion up to $1.5 billion                            0.44
Over $1.5 billion                                                       0.36

UBS Financial Services Inc. has further agreed to cap the Portfolio's aggregate management and service fees so that the total of these does not exceed 0.50% of the Portfolio's average daily net assets. This cap results in an effective investment advisory and administration fee rate not to exceed 0.375% of the Portfolio's average daily net assets.

UBS RMA MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                        FOR THE YEARS ENDED JUNE 30,
                                           ----------------------------------------------------------------------------------------
                                                2005                2004                2003             2002             2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                        $         1.00      $         1.00      $         1.00   $         1.00   $         1.00
Net investment income                               0.016               0.005               0.010            0.022            0.055
Dividends from net
  investment income                                (0.016)             (0.005)             (0.010)          (0.022)          (0.055)
Distributions from net
  realized gains from
  investment activities                            (0.000)@            (0.000)@                --               --               --
Total dividends
  and distributions                                (0.016)             (0.005)             (0.010)          (0.022)          (0.055)
NET ASSET VALUE,
  END OF YEAR                              $         1.00      $         1.00      $         1.00   $         1.00   $         1.00
TOTAL INVESTMENT
  RETURN(1)                                          1.65%               0.51%               1.02%            2.25%            5.61%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of year (000's)                          $   10,425,878      $   12,434,286      $   21,832,875   $   22,768,982   $   22,609,036
Expenses to average net
  assets, net of fee
  waivers by advisor                                 0.58%(2)            0.60%               0.61%            0.60%            0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income
  to average net assets,
  net of fee waivers
  by advisor                                         1.59%(2)            0.50%               1.02%            2.21%            5.42%
===================================================================================================================================

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.
(2) During the period August 1, 2004 through June 30, 2005, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.
@   Amount represents less than ($0.0005) per share.

UBS RMA U.S. GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                        FOR THE YEARS ENDED JUNE 30,
                                           ----------------------------------------------------------------------------------------
                                                2005                2004                2003             2002             2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                        $         1.00      $         1.00      $         1.00   $         1.00   $         1.00
Net investment income                               0.015               0.005               0.010            0.021            0.052
Dividends from net
  investment income                                (0.015)             (0.005)             (0.010)          (0.021)          (0.052)
NET ASSET VALUE,
  END OF YEAR                              $         1.00      $         1.00      $         1.00   $         1.00   $         1.00
TOTAL INVESTMENT
  RETURN(1)                                          1.50%               0.48%               1.00%            2.12%            5.31%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of year (000's)                          $    1,111,698      $    1,250,917      $    2,510,453   $    2,356,829   $    2,000,303
Expenses to average
  net assets                                         0.61%               0.58%               0.56%            0.57%            0.57%
Net investment income
  to average net assets                              1.49%               0.48%               1.00%            2.06%            5.15%
===================================================================================================================================

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

UBS RMA TAX-FREE FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                        FOR THE YEARS ENDED JUNE 30,
                                           ----------------------------------------------------------------------------------------
                                                2005                2004                2003             2002             2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                        $         1.00      $         1.00      $         1.00   $         1.00   $         1.00
Net investment income                               0.012               0.004               0.007            0.012            0.032
Dividends from net
  investment income                                (0.012)             (0.004)             (0.007)          (0.012)          (0.032)
NET ASSET VALUE,
  END OF YEAR                              $         1.00      $         1.00      $         1.00   $         1.00   $         1.00
TOTAL INVESTMENT
  RETURN(1)                                          1.23%               0.38%               0.67%            1.24%            3.28%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of year (000's)                          $    3,406,614      $    2,935,936      $    3,238,850   $    3,255,520   $    3,286,150
Expenses to average
  net assets                                         0.59%               0.60%               0.63%            0.60%            0.59%
Net investment income
  to average net assets                              1.23%               0.38%               0.67%            1.23%            3.20%
===================================================================================================================================

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                        FOR THE YEARS ENDED JUNE 30,
                                           ----------------------------------------------------------------------------------------
                                                2005                2004                2003             2002             2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                        $         1.00      $         1.00      $         1.00   $         1.00   $         1.00
Net investment income                               0.011               0.003               0.006            0.011            0.027
Dividends from net
  investment income                                (0.011)             (0.003)             (0.006)          (0.011)          (0.027)
NET ASSET VALUE,
  END OF YEAR                              $         1.00      $         1.00      $         1.00   $         1.00   $         1.00
TOTAL INVESTMENT
  RETURN(1)                                          1.15%               0.31%               0.60%            1.10%            2.75%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of year (000's)                          $      808,762      $      739,133      $      767,006   $      753,664   $      759,961
Expenses to average net
  assets, net of fee
  waivers by advisor                                 0.64%               0.65%(2)            0.66%            0.65%            0.66%
Net investment income
  to average net assets,
  net of fee waivers
  by advisor                                         1.16%               0.31%(2)            0.60%            1.09%            2.70%
===================================================================================================================================

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(2) During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

UBS RMA NEW YORK MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                        FOR THE YEARS ENDED JUNE 30,
                                           ----------------------------------------------------------------------------------------
                                                2005                2004                2003             2002             2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
  BEGINNING OF YEAR                        $         1.00      $         1.00      $         1.00   $         1.00   $         1.00
Net investment income                               0.011               0.003               0.006            0.011            0.030
Dividends from net
  investment income                                (0.011)             (0.003)             (0.006)          (0.011)          (0.030)
NET ASSET VALUE,
  END OF YEAR                              $         1.00      $         1.00      $         1.00   $         1.00   $         1.00
TOTAL INVESTMENT
  RETURN(1)                                          1.13%               0.29%               0.62%            1.08%            3.04%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of year (000's)                          $      596,071      $      562,396      $      588,851   $      559,341   $      574,490
Expenses to average net
  assets, net of fee
  waivers by advisor                                 0.67%               0.67%(2)            0.67%            0.68%            0.69%
Net investment income
  to average net assets,
  net of fee waivers
  by advisor                                         1.12%               0.29%(2)            0.62%            1.07%            2.95%
===================================================================================================================================

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(2) During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                        FOR THE YEARS ENDED JUNE 30,
                                           ----------------------------------------------------------------------------------------
                                                2005                2004                2003             2002             2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                        $         1.00      $         1.00      $         1.00   $         1.00   $         1.00
Net investment income                               0.010               0.002               0.005            0.010            0.028
Dividends from net
  investment income                                (0.010)             (0.002)             (0.005)          (0.010)          (0.028)
NET ASSET VALUE,
  END OF YEAR                              $         1.00      $         1.00      $         1.00   $         1.00   $         1.00
TOTAL INVESTMENT
  RETURN(1)                                          1.05%               0.16%               0.51%            0.97%            2.86%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of year (000's)                          $      134,174      $      137,440      $      161,854   $      128,500   $      102,162
Expenses to average net
  assets, net of fee
  waivers by advisor                                 0.79%               0.76%(2)            0.73%            0.77%            0.79%
Net investment income
  to average net assets,
  net of fee waivers
  by advisor                                         1.02%               0.15%(2)            0.50%            0.94%            2.77%
===================================================================================================================================

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(2) During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.01%.

UBS RMA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ERNST & YOUNG LLP

The Board of Directors/Trustees and Shareholders of UBS RMA:
Money Market Portfolio
U.S. Government Portfolio
Tax-Free Fund Inc.
California Municipal Money Fund
New York Municipal Money Fund
New Jersey Municipal Money Fund

We have audited the accompanying statements of net assets of the UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (two of the Funds comprising UBS RMA Money Fund Inc.), UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund (two of the Funds comprising UBS Managed Municipal Trust) and UBS RMA New Jersey Municipal Money Fund (the sole Fund comprising UBS Municipal Money Market Series) (collectively, the "Funds") as of June 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal

Money Fund and UBS RMA New Jersey Municipal Money Fund at June 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                             /s/ Ernst & Young LLP


New York, New York
August 10, 2005

UBS RMA

GENERAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULES

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

RESULTS OF SPECIAL SHAREHOLDERS MEETING--RMA MONEY MARKET PORTFOLIO

A Special Meeting of Shareholders of UBS RMA Money Market Portfolio (the "Fund") of UBS RMA Money Fund Inc. (the "Company") was held on June 17, 2005 (reconvened from the original meeting date of May 18, 2005). At the meeting, the shareholders approved the adoption of a shareholder services plan with respect to the Fund. (More information about the plan is contained above in the "Subsequent Event" section at the end of the "Notes to Financial Statements.") The shareholders also voted on a proposal to adopt an amendment to the Company's Articles of Incorportion to permit its Board of Directors to reorganize the Fund into a "master/feeder" structure. This would have allowed the Fund to invest all or substantially all of its assets in another fund (a master fund) that has substantially the same investment objectives, policies and restrictions, instead of investing directly in portfolio securities. Although the overwhelming majority of those shareholders who had cast a vote on the second proposal voted in favor of the proposal, an insufficient number of votes were cast on the proposal, and it was not approved. Votes were cast as indicated below:

1) To approve the adoption of a shareholder services plan with respect to the
   Fund:

            For:        4,771,684,779.117
            Against:      221,652,370.145
            Abstain:      643,125,532.948

2) To approve an amendment to the Company's Articles of Incorporation to permit the Board of Directors to reorganize the Fund into a "master/feeder" structure:

            For:        4,663,609,228.914
            Against:      298,949,082.681
            Abstain:      673,904,370.615

To the best of the Fund's knowledge, there were no "broker non-votes." (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.)

UBS RMA

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF DIRECTORS OR TRUSTEES & OFFICERS

UBS RMA Money Fund Inc. ("RMA Money Fund") and UBS RMA Tax-Free Fund Inc. ("RMA Tax-Free Fund") (each a "Corporation") were organized as Maryland corporations. UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio are series of RMA Money Fund. UBS Managed Municipal Trust ("Managed Municipal Trust") and UBS Municipal Money Market Series ("Municipal Money Market Series") (each a "Trust") were formed as business trusts under the laws of the Commonwealth of Massachusetts. UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund are series of Managed Municipal Trust. UBS RMA New Jersey Municipal Money Fund is a series of Municipal Money Market Series.

INTERESTED BOARD MEMBERS

                                                     TERM OF
                                                   OFFICE+ AND
                              POSITION(S)           LENGTH OF
    NAME, ADDRESS,             HELD WITH               TIME                     PRINCIPAL OCCUPATION(S)
       AND AGE                   FUNDS                SERVED                      DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
Margo N. Alexander++; 58      Director/         Since 1995 (Municipal    Mrs. Alexander is retired. She was an
c/o UBS Global Asset          Trustee           Money Market Series)     executive vice president of UBS
Management                                      Since 1996 (Managed      Financial Services Inc. (from March
51 West 52nd Street                             Municipal Trust, RMA     1984 to December 2002). She was chief
New York, NY 10019                              Money Fund, RMA          executive officer (from January 1995
                                                Tax-Free Fund)           to October 2000), a director (from
                                                                         January 1995 to September 2001) and
                                                                         chairman (from March 1999 to
                                                                         September 2001) of UBS Global AM
                                                                         (formerly known as Mitchell Hutchins
                                                                         Asset Management Inc.).

Meyer Feldberg+++; 63         Director/         Since 1991 (Managed      Professor Feldberg is a senior
Morgan Stanley                Trustee           Municipal Trust) Since   advisor to Morgan Stanley (financial
1585 Broadway                                   1992 (RMA Money Fund,    services) (since March 2005). He is
33rd Floor                                      RMA Tax-Free Fund)       also Dean Emeritus and Sanford
New York, NY 10036                              Since 1996 (Municipal    Bernstein Professor of Leadership and
                                                Money Market Series)     Ethics at Columbia Business School,
                                                                         although on a two year leave of
                                                                         absence. Prior to July 2004, he was
                                                                         Dean and Professor of Management of
                                                                         the Graduate School of Business at
                                                                         Columbia University (since 1989).

Each Corporation or Trust is governed by a Board of Directors or Trustees, respectively (sometimes referred to as "board members"), which oversees the operations of the applicable Fund. Each board member serves an indefinite term of office. Officers are appointed by the board members and serve at the pleasure of a Board. The table below shows, for each board member and officer, his or her name, address and age, the position held with the Corporation or Trust, the length of time served as a board member and officer of the Corporation or Trust, the board member's and officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the board member or for which a person served as an officer, and other directorships held by such board member.

The Corporations' and Trusts' Statement of Additional Information contains additional information about the board members and is available, without charge, upon request, by calling 1-800-647 1568.

                                            NUMBER OF
    NAME, ADDRESS,                  PORTFOLIOS IN FUND COMPLEX           OTHER DIRECTORSHIPS
       AND AGE                       OVERSEEN BY BOARD MEMBER            HELD BY BOARD MEMBER
---------------------------------------------------------------------------------------------------
Margo N. Alexander++; 58       Mrs. Alexander is a director or       None
c/o UBS Global Asset           trustee of 16 investment
Management                     companies (consisting of 33
51 West 52nd Street            portfolios) for which UBS Global AM
New York, NY 10019             or one of its affiliates serves as
                               investment advisor, sub-advisor or
                               manager.

Meyer Feldberg+++; 63          Professor Feldberg is a director or   Professor Feldberg is also a
Morgan Stanley                 trustee of 30 investment companies    director of Primedia Inc.
1585 Broadway                  (consisting of 47 portfolios) for     (publishing), Federated
33rd Floor                     which UBS Global AM or one of its     Department Stores, Inc.
New York, NY 10036             affiliates serves as investment       (operator of department
                               advisor, sub-advisor or manager.      stores), Revlon, Inc.
                                                                     (cosmetics) and SAPPI, Ltd.
                                                                     (producer of paper).

INDEPENDENT BOARD MEMBERS

                                                     TERM OF
                                                   OFFICE+ AND
                              POSITION(S)           LENGTH OF
    NAME, ADDRESS,             HELD WITH               TIME                     PRINCIPAL OCCUPATION(S)
       AND AGE                   FUNDS                SERVED                      DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 70      Director/         Since 1996               Mr. Armstrong is chairman and
c/o Willkie Farr &            Trustee           (Director/Trustee)       principal of R.Q.A. Enterprises
Gallagher LLP                 and               Since 2004               (management consulting firm) (since
787 Seventh Avenue            Chairman          (Chairman of the         April 1991 and principal occupation
New York, NY 10019-6099       of the            Board of                 since March 1995).
                              Board of          Directors/Trustees)
                              Directors/
                              Trustees

David J. Beaubien; 70         Director/         Since 2001               Mr. Beaubien is retired (since 2003).
84 Doane Road                 Trustee                                    He was chairman of Yankee
Ware, MA 01082                                                           Environmental Systems, Inc., a
                                                                         manufacturer of meteorological
                                                                         measuring systems (since 1991).

Richard R. Burt; 58           Director/         Since 1996               Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave., N.W.  Trustee                                    (international information and
Washington, D.C. 20004                                                   security firm) and IEP Advisors
                                                                         (international investments and
                                                                         consulting firm).

William D. White; 71          Director/         Since 2001               Mr. White is retired (since 1994).
P.O. Box 199                  Trustee
Upper Black Eddy, PA 18972

                                            NUMBER OF
    NAME, ADDRESS,                  PORTFOLIOS IN FUND COMPLEX           OTHER DIRECTORSHIPS
       AND AGE                       OVERSEEN BY BOARD MEMBER            HELD BY BOARD MEMBER
---------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 70       Mr. Armstrong is a director or        None
c/o Willkie Farr &             trustee of 16 investment companies
Gallagher LLP                  (consisting of 33 portfolios) for
787 Seventh Avenue             which UBS Global AM or one of its
New York, NY 10019-6099        affiliates serves as investment
                               advisor, sub-advisor or manager.

David J. Beaubien; 70          Mr. Beaubien is a director or         Mr. Beaubien is also a
84 Doane Road                  trustee of 16 investment companies    director of IEC Electronics,
Ware, MA 01082                 (consisting of 33 portfolios) for     Inc., a manufacturer of
                               which UBS Global AM or one of its     electronic assemblies.
                               affiliates serves as investment
                               advisor, sub-advisor or manager.

Richard R. Burt; 58            Mr. Burt is a director or trustee     Mr. Burt is also a director of
1275 Pennsylvania Ave., N.W.   of 16 investment companies            Hollinger International, Inc.
Washington, D.C. 20004         (consisting of 33 portfolios) for     (publishing), HCL
                               which UBS Global AM or one of its     Technologies, Ltd. (software
                               affiliates serves as investment       and information technologies),
                               advisor, sub-advisor or manager.      The Central European Fund,
                                                                     Inc., The Germany Fund, Inc.,
                                                                     IGT, Inc. (provides technology
                                                                     to gaming and wagering
                                                                     industry) and chairman of
                                                                     Weirton Steel Corp. (makes and
                                                                     finishes steel products). He
                                                                     is also a director or trustee
                                                                     of funds in the Scudder Mutual
                                                                     Funds Family (consisting of 52
                                                                     portfolios).

William D. White; 71           Mr. White is a director or trustee    None
P.O. Box 199                   of 16 investment companies
Upper Black Eddy, PA 18972     (consisting of 33 portfolios) for
                               which UBS Global AM or one of its
                               affiliates serves as investment
                               advisor, sub-advisor or manager.

OFFICERS

                                                TERM OF              PRINCIPAL OCCUPATION(S)
                                              OFFICE+ AND              DURING PAST 5 YEARS;
                            POSITION(S)        LENGTH OF              NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,          HELD WITH           TIME             FUND COMPLEX FOR WHICH PERSON
        AND AGE                FUNDS            SERVED                  SERVES AS OFFICER
------------------------------------------------------------------------------------------------------
Joseph Allessie*; 40        Vice President  Since 2005        Mr. Allessie is a director and associate
                            and Assistant                     general counsel at UBS Global Asset
                            Secretary                         Management (US) Inc. and UBS Global
                                                              Asset Management (Americas) Inc.
                                                              (collectively, "UBS Global AM--Americas
                                                              region") (since 2005). Prior to joining
                                                              UBS Global AM--Americas region, he was
                                                              senior vice president and general
                                                              counsel of Kenmar Advisory Corp. (from
                                                              2004 to 2005). Prior to that
                                                              Mr. Allessie was general counsel and
                                                              secretary of GAM USA Inc., GAM
                                                              Investments, GAM Services, GAM Funds,
                                                              Inc. and the GAM Avalon Funds (from 1999
                                                              to 2004). Such entities are affiliates
                                                              of UBS Global AM--Americas region. Prior
                                                              to joining GAM, Mr. Allessie was
                                                              Regulatory Officer to the State of
                                                              New Jersey, Department of Law and Public
                                                              Safety, Bureau of Securities (from 1993
                                                              to 1999). Mr. Allessie is a vice
                                                              president and assistant secretary of 20
                                                              investment companies (consisting of 75
                                                              portfolios) for which UBS Global
                                                              AM--Americas region or one of its
                                                              affiliates serves as investment advisor,
                                                              sub-advisor or manager.

W. Douglas Beck*; 38        President       Since 2005        Mr. Beck is an executive director and
                                                              head of product development and
                                                              management for UBS Global AM--Americas
                                                              region (since 2002). From March 1998 to
                                                              November 2002, he held various positions
                                                              at Merrill Lynch, the most recent being
                                                              first vice president and co-manager of
                                                              the managed solutions group. Mr. Beck is
                                                              president of 20 investment companies
                                                              (consisting of 75 portfolios) for which
                                                              UBS Global AM--Americas region or one of
                                                              its affiliates serves as investment
                                                              advisor, sub- advisor or manager, and
                                                              was vice president of such investment
                                                              companies from 2003 to 2005.

                                                TERM OF              PRINCIPAL OCCUPATION(S)
                                              OFFICE+ AND              DURING PAST 5 YEARS;
                            POSITION(S)        LENGTH OF              NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,          HELD WITH           TIME             FUND COMPLEX FOR WHICH PERSON
        AND AGE                FUNDS            SERVED                  SERVES AS OFFICER
------------------------------------------------------------------------------------------------------
James Capezzuto*; 41        Vice President  Since 2004        Mr. Capezzuto is a director and
                            and Assistant                     associate general counsel at UBS Global
                            Secretary                         AM-- Americas region (since 2004). Prior
                                                              to joining UBS Global AM--Americas
                                                              region, he was senior vice president,
                                                              senior compliance manager at Bank of
                                                              America (from 2003 to 2004). Prior to
                                                              that he was general counsel at Steinberg
                                                              Priest & Sloane and prior to that he was
                                                              director and senior counsel at Deutsche
                                                              Asset Management (from 1996 to 2002).
                                                              Mr. Capezzuto is a vice president and
                                                              assistant secretary of 20 investment
                                                              companies (consisting of 75 portfolios)
                                                              for which UBS Global AM--Americas region
                                                              or one of its affiliates serves as
                                                              investment advisor, sub-advisor or
                                                              manager.

Thomas Disbrow*; 39         Vice President  Since 2000        Mr. Disbrow is a director, head of
                            and Treasurer   (Vice President)  retail mutual fund operations and
                                            Since 2004        co-head of the mutual fund finance
                                            (Treasurer)       department of UBS Global AM--Americas
                                                              region. Prior to November 1999, he was a
                                                              vice president of Zweig/Glaser Advisers.
                                                              Mr. Disbrow is a vice president and
                                                              treasurer of 16 investment companies
                                                              (consisting of 33 portfolios) and vice
                                                              president and assistant treasurer of
                                                              four investment companies (consisting of
                                                              42 portfolios) for which UBS Global
                                                              AM--Americas region or one of its
                                                              affiliates serves as investment advisor,
                                                              sub-advisor or manager.

Elbridge T. Gerry III*; 48  Vice President  Since 1996        Mr. Gerry is a managing director--
                                            (Managed          municipal fixed income of UBS Global
                                            Municipal Trust)  AM--Americas region. Mr. Gerry is a vice
                                            Since 2000        president of six investment companies
                                            (Municipal Money  (consisting of 10 portfolios) for which
                                            Market Series,    UBS Global AM--Americas region or one of
                                            RMA Tax-Free      its affiliates serves as investment
                                            Fund)             advisor, sub-advisor or manager.

                                                TERM OF              PRINCIPAL OCCUPATION(S)
                                              OFFICE+ AND              DURING PAST 5 YEARS;
                            POSITION(S)        LENGTH OF              NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,          HELD WITH           TIME             FUND COMPLEX FOR WHICH PERSON
        AND AGE                FUNDS            SERVED                  SERVES AS OFFICER
------------------------------------------------------------------------------------------------------
Mark F. Kemper**; 47        Vice President  Since 2004        Mr. Kemper is general counsel of UBS
                            and Secretary                     Global AM--Americas region (since July
                                                              2004). Mr. Kemper also is an executive
                                                              director of UBS Global AM-- Americas
                                                              region. He was deputy general counsel of
                                                              UBS Global Asset Management (Americas)
                                                              Inc. ("UBS Global AM--Americas") from
                                                              July 2001 to July 2004. He has been
                                                              secretary of UBS Global AM--Americas
                                                              since 1999 and assistant secretary of
                                                              UBS Global Asset Management Trust
                                                              Company since 1993. Mr. Kemper is
                                                              secretary of UBS Global AM--Americas
                                                              region (since 2004). Mr. Kemper is vice
                                                              president and secretary of 20 investment
                                                              companies (consisting of 75 portfolios)
                                                              for which UBS Global AM--Americas region
                                                              or one of its affiliates serves as
                                                              investment advisor, sub-advisor or
                                                              manager.

Joanne M. Kilkeary*; 37     Vice President  Since 2004        Ms. Kilkeary is an associate director
                            and Assistant                     (since 2000) and a senior manager (since
                            Treasurer                         2004) of the mutual fund finance
                                                              department of UBS Global AM--Americas
                                                              region. Ms. Kilkeary is a vice president
                                                              and assistant treasurer of 16 investment
                                                              companies (consisting of 33 portfolios)
                                                              for which UBS Global AM--Americas region
                                                              or one of its affiliates serves as
                                                              investment advisor, sub-advisor or
                                                              manager.

                                                TERM OF              PRINCIPAL OCCUPATION(S)
                                              OFFICE+ AND              DURING PAST 5 YEARS;
                            POSITION(S)        LENGTH OF              NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,          HELD WITH           TIME             FUND COMPLEX FOR WHICH PERSON
        AND AGE                FUNDS            SERVED                  SERVES AS OFFICER
------------------------------------------------------------------------------------------------------
Joseph T. Malone*; 37       Vice President  Since 2004        Mr. Malone is a director and co-head of
                            and Assistant                     the mutual fund finance department of
                            Treasurer                         UBS Global AM--Americas region. From
                                                              August 2000 through June 2001, he was
                                                              the controller at AEA Investors Inc.
                                                              From March 1998 to August 2000,
                                                              Mr. Malone was a manager within the
                                                              investment management services practice
                                                              of PricewaterhouseCoopers LLC.
                                                              Mr. Malone is vice president and
                                                              assistant treasurer of 16 investment
                                                              companies (consisting of 33 portfolios)
                                                              and vice president, treasurer and
                                                              principal accounting officer of four
                                                              investment companies (consisting of 42
                                                              portfolios) for which UBS Global AM--
                                                              Americas region or one of its affiliates
                                                              serves as investment advisor,
                                                              sub-advisor or manager.

Michael H. Markowitz**; 40  Vice President  Since 2001        Mr. Markowitz is a managing director,
                                            (RMA Money        portfolio manager and head of U.S. short
                                            Fund)             duration fixed income of UBS Global AM--
                                                              Americas region. Mr. Markowitz is a vice
                                                              president of five investment companies
                                                              (consisting of 21 portfolios) for which
                                                              UBS Global AM--Americas region or one of
                                                              its affiliates serves as investment
                                                              advisor, sub- advisor or manager.

Joseph McGill*; 43          Vice President  Since 2004        Mr. McGill is an executive director and
                            and Chief                         chief compliance officer at UBS Global
                            Compliance                        AM--Americas region (since 2003). Prior
                            Officer                           to joining UBS Global AM--Americas
                                                              region, he was Assistant General Counsel
                                                              at J.P. Morgan Investment Management
                                                              (from 1999 to 2003). Mr. McGill is a
                                                              vice president and chief compliance
                                                              officer of 20 investment companies
                                                              (consisting of 75 portfolios) for which
                                                              UBS Global AM--Americas region or one of
                                                              its affiliates serves as investment
                                                              advisor, sub-advisor or manager.

                                                TERM OF              PRINCIPAL OCCUPATION(S)
                                              OFFICE+ AND              DURING PAST 5 YEARS;
                            POSITION(S)        LENGTH OF              NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,          HELD WITH           TIME             FUND COMPLEX FOR WHICH PERSON
        AND AGE                FUNDS            SERVED                  SERVES AS OFFICER
------------------------------------------------------------------------------------------------------
Eric Sanders*; 39           Vice President  Since 2005        Mr. Sanders is a director and associate
                            and Assistant                     general counsel of UBS Global AM--
                            Secretary                         Americas region (since July 2005). From
                                                              1996 until June 2005, he held various
                                                              positions at Fred Alger & Company,
                                                              Incorporated, the most recent being
                                                              assistant vice president and associate
                                                              general counsel. Mr. Sanders is a vice
                                                              president and assistant secretary of 16
                                                              investment companies (consisting of 33
                                                              portfolios) for which UBS Global
                                                              AM--Americas region or one of its
                                                              affiliates serves as investment advisor,
                                                              sub-advisor or manager.

Keith A. Weller*; 44        Vice President  Since 1995        Mr. Weller is an executive director and
                            and Assistant   (Managed          associate general counsel of UBS Global
                            Secretary       Municipal Trust,  AM--Americas region. Mr. Weller is a
                                            RMA Money Fund,   vice president and assistant secretary
                                            RMA Tax-Free      of 20 investment companies (consisting
                                            Fund)             of 75 portfolios) for which UBS Global
                                            Since 1996        AM--Americas region or one of its
                                            (Municipal Money  affiliates serves as investment advisor,
                                            Market Series)    sub-advisor or manager.

   * This person's business address is 51 West 52nd Street, New York,
     New York 10019-6114.
  ** This person's business address is One North Wacker Drive, Chicago,
     Illinois 60606.
   + Each board member holds office for an indefinite term. Each board member who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the board members and serve at the pleasure of the board.
  ++ Mrs. Alexander is deemed an "interested person" of the Funds as defined in the Investment Company Act because an immediate family member is an employee of an affiliate of UBS Global AM.
 +++ Professor Feldberg is deemed an "interested person" of the Funds as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions.

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

DIRECTORS/TRUSTEES

Richard Q. Armstrong                    Richard R. Burt
CHAIRMAN
                                        Meyer Feldberg
Margo N. Alexander                      William D. White
David J. Beaubien

PRINCIPAL OFFICERS

W. Douglas Beck                         Michael H. Markowitz
PRESIDENT                               VICE PRESIDENT
                                        (TAXABLE FUNDS)

Mark F. Kemper
VICE PRESIDENT AND SECRETARY            Elbridge T. Gerry, III
                                        VICE PRESIDENT
Thomas Disbrow                          (TAX-FREE FUNDS)
VICE PRESIDENT AND TREASURER

INVESTMENT ADVISOR AND
ADMINISTRATOR

UBSFinancial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

SUB-ADVISOR, SUB-ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2005 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO]                                                           Presorted
                                                                     Standard
UBS GLOBAL ASSET MANAGEMENT (US) INC.                               US Postage
51 West 52nd Street                                                    PAID
New York, New York 10019                                           Smithtown, NY
                                                                    Permit 700

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board has determined that the following person serving on the registrant's Audit Committee is an "audit committee financial expert" as defined in item 3 of Form N-CSR: Richard Q. Armstrong. Mr. Armstrong is independent as defined in item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) AUDIT FEES:
            For the fiscal years ended June 30, 2005 and June 30, 2004, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $58,200 and $53,300, respectively.

            Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

        (b) AUDIT-RELATED FEES:
            In each of the fiscal years ended June 30, 2005 and June 30, 2004, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $2,712 and $2,593, respectively.

            Fees included in the audit-related category are those associated with (1) the reading and providing of comments on the 2004 and 2003 semiannual financial statements and (2) review of the consolidated 2003 and 2002 reports on the profitability of the UBS Funds to UBS Global Asset Management (US) Inc. ("UBS Global AM") and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

            There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

        (c) TAX FEES:

            In each of the fiscal years ended June 30, 2005 and June 30, 2004, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $1,500 and $13,000, respectively.

            Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

            There were no tax fees required to be approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

        (d) ALL OTHER FEES:
            In each of the fiscal years ended June 30, 2005 and June 30, 2004, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

            Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

            There were no "all other fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

        (e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES:
                The registrant's Audit Committee ("audit committee") has adopted an "Audit Committee Charter (Amended and Restated as of May 12,
                2004)" (the "charter"). The charter contains the audit committee's pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

                     The [audit ]Committee shall:

                     ...

                     2. Pre-approve (a) all audit and permissible non-audit services(1) to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to UBS Global [AM] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee's meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund's officers).

----------
                             (1) The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may NOT include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation;
                             (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                             Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

        (e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                AUDIT-RELATED FEES:

                There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2005 and June 30, 2004 on behalf of the registrant.

                There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2005 and June 30, 2004 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

                TAX FEES:
                There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2005 and June 30, 2004 on behalf of the registrant.

                There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2005 and June 30, 2004 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

                ALL OTHER FEES:
                There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2005 and June 30, 2004 on behalf of the registrant.

                There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2005 and June 30, 2004 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

        (f) According to E&Y, for the fiscal year ended June 30, 2005, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

        (g) For the fiscal years ended June 30, 2005 and June 30, 2004, the aggregate fees billed by E&Y of $1,709,033 and $1,736,522, respectively, for non-audit services rendered on behalf of the registrant ("covered"), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser ("non-covered") that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

                                                         2005           2004
                                                         ----           ----
            Covered Services                          $     4,212    $   15,593
            Non-Covered Services                        1,704,821     1,720,929

        (h) The registrant's audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

        Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

    (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is incorporated by reference herein from Exhibit EX-99.CODE ETH to the registrant's Report on Form N-CSR filed September 7, 2004 (Accession Number: 0001047469-04-028101)(SEC File No. 811-03504).

    (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

    (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:     /s/ W. Douglas Beck
        --------------------
        W. Douglas Beck
        President

Date:   September 7, 2005
        -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ W. Douglas Beck
        --------------------
        W. Douglas Beck
        President

Date:   September 7, 2005
        -----------------

By:     /s/ Thomas Disbrow
        ------------------
        Thomas Disbrow
        Vice President and Treasurer

Date:   September 7, 2005
        -----------------